Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
July 31, 2022
TMX-NPRT3-0922
1.9891459.103
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	5,675	252,481
AST SpaceMobile, Inc. (a)(b)	12,842	90,279
AT&T, Inc.	2,180,652	40,952,645
ATN International, Inc.	3,151	145,072
Bandwidth, Inc. (a)	6,856	114,015
Cogent Communications Group, Inc.	13,024	831,061
Consolidated Communications Holdings, Inc. (a)	21,557	142,276
EchoStar Holding Corp. Class A (a)(b)	11,187	221,055
Frontier Communications Parent, Inc. (a)	63,191	1,637,279
Globalstar, Inc. (a)(b)	202,991	284,187
IDT Corp. Class B (a)	4,938	128,536
Iridium Communications, Inc. (a)	39,227	1,753,839
Liberty Global PLC:
Class A (a)	52,010	1,131,738
Class C (a)	91,185	2,087,225
Liberty Latin America Ltd.:
Class A (a)	15,780	116,299
Class C (a)	40,867	299,964
Lumen Technologies, Inc.	281,972	3,070,675
Ooma, Inc. (a)	6,474	77,235
Radius Global Infrastructure, Inc. (a)(b)	22,269	340,270
Verizon Communications, Inc.	1,278,909	59,072,807
		112,748,938
Entertainment - 1.2%
Activision Blizzard, Inc.	237,605	18,996,520
AMC Entertainment Holdings, Inc. Class A (a)(b)	156,800	2,283,008
Cinedigm Corp. (a)(b)	49,290	27,721
Cinemark Holdings, Inc. (a)	31,051	569,165
Electronic Arts, Inc.	85,600	11,233,288
Genius Brands International, Inc. (a)(b)	95,101	71,326
Lions Gate Entertainment Corp.:
Class A (a)	27,040	236,870
Class B (a)	30,848	256,347
Live Nation Entertainment, Inc. (a)	41,560	3,906,224
Madison Square Garden Entertainment Corp. (a)(b)	7,709	448,895
Madison Square Garden Sports Corp. (a)	5,178	796,273
Marcus Corp. (b)	7,363	120,974
Netflix, Inc. (a)	135,325	30,434,593
Playstudios, Inc. Class A (a)	24,211	97,328
Playtika Holding Corp. (a)	30,497	374,198
Roku, Inc. Class A (a)	36,386	2,384,011
Sciplay Corp. (A Shares) (a)	7,334	100,036
Skillz, Inc. (a)(b)	80,282	126,846
Take-Two Interactive Software, Inc. (a)	48,211	6,399,046
The Walt Disney Co. (a)	555,038	58,889,532
Warner Bros Discovery, Inc. (a)	674,050	10,110,750
Warner Music Group Corp. Class A	35,879	1,076,370
World Wrestling Entertainment, Inc. Class A (b)	13,324	923,486
		149,862,807
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	1,835,704	213,529,089
Class C (a)	1,675,402	195,418,889
Angi, Inc. (a)(b)	24,318	126,454
Bumble, Inc. (a)	21,956	832,572
CarGurus, Inc. Class A (a)	26,586	645,774
Cars.com, Inc. (a)	18,605	218,795
Eventbrite, Inc. (a)(b)	23,627	221,149
EverQuote, Inc. Class A (a)(b)	6,308	65,919
fuboTV, Inc. (a)(b)	64,568	162,066
IAC (a)	25,389	1,739,147
Liberty TripAdvisor Holdings, Inc. (a)(b)	17,647	12,085
Match Group, Inc. (a)	86,640	6,351,578
MediaAlpha, Inc. Class A (a)	6,452	79,489
Meta Platforms, Inc. Class A (a)	698,445	111,122,600
Nextdoor Holdings, Inc. (a)(b)	32,647	109,367
Pinterest, Inc. Class A (a)	174,629	3,401,773
QuinStreet, Inc. (a)	14,222	152,887
Snap, Inc. Class A (a)	331,235	3,272,602
TripAdvisor, Inc. (a)(b)	31,747	603,510
TrueCar, Inc. (a)	27,331	70,241
Twitter, Inc. (a)	232,462	9,672,744
Vimeo, Inc. (a)	46,145	256,566
Yelp, Inc. (a)	20,711	634,999
Ziff Davis, Inc. (a)	14,710	1,204,602
Zoominfo Technologies, Inc. (a)	92,497	3,504,711
		553,409,608
Media - 1.0%
Advantage Solutions, Inc. Class A (a)(b)	30,783	136,677
Altice U.S.A., Inc. Class A (a)	68,606	721,049
AMC Networks, Inc. Class A (a)	8,717	266,043
Audacy, Inc. Class A (a)	35,838	22,829
Boston Omaha Corp. (a)(b)	4,892	119,365
Cable One, Inc.	1,503	2,069,150
Cardlytics, Inc. (a)	9,790	135,102
Charter Communications, Inc. Class A (a)	35,287	15,247,513
Clear Channel Outdoor Holdings, Inc. (a)	140,299	217,463
Comcast Corp. Class A	1,360,929	51,062,056
DISH Network Corp. Class A (a)	77,417	1,344,733
E.W. Scripps Co. Class A (a)	16,644	237,343
Entravision Communication Corp. Class A	19,868	106,492
Fox Corp.:
Class A	95,672	3,167,700
Class B	42,567	1,315,320
Gannett Co., Inc. (a)(b)	44,880	135,089
Gray Television, Inc.	27,213	505,345
iHeartMedia, Inc. (a)	33,631	251,560
Interpublic Group of Companies, Inc.	119,726	3,576,216
John Wiley & Sons, Inc. Class A	12,871	672,124
Lee Enterprises, Inc. (a)	1,735	32,445
Liberty Broadband Corp.:
Class A (a)	8,094	873,585
Class C (a)	38,338	4,176,158
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	3,780	109,091
Liberty Braves Class C (a)	9,900	273,933
Liberty Formula One Group Series C (a)	58,297	3,950,788
Liberty Media Class A (a)	11,427	708,360
Liberty SiriusXM Series A (a)(b)	26,846	1,069,813
Liberty SiriusXM Series C (a)	45,153	1,797,992
Loyalty Ventures, Inc. (a)	5,213	15,378
Magnite, Inc. (a)	34,652	264,741
National CineMedia, Inc. (b)	17,193	25,102
News Corp.:
Class A	107,283	1,838,831
Class B	48,208	833,034
Nexstar Broadcasting Group, Inc. Class A	12,259	2,309,228
Omnicom Group, Inc.	62,383	4,356,829
Paramount Global:
Class A	8,348	225,730
Class B	179,241	4,239,050
PubMatic, Inc. (a)(b)	13,445	223,053
Scholastic Corp.	9,364	440,763
Sinclair Broadcast Group, Inc. Class A (b)	14,082	307,551
Sirius XM Holdings, Inc. (b)	273,881	1,829,525
Stagwell, Inc. (a)	22,506	148,765
TechTarget, Inc. (a)	7,980	520,216
TEGNA, Inc.	68,403	1,432,359
The New York Times Co. Class A	51,837	1,656,192
Thryv Holdings, Inc. (a)	5,303	129,075
WideOpenWest, Inc. (a)	16,462	302,572
		115,399,328
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	20,088	348,728
KORE Group Holdings, Inc. (a)	6,478	17,231
NII Holdings, Inc. (a)(c)	11,652	3,030
Shenandoah Telecommunications Co.	15,783	351,961
T-Mobile U.S., Inc. (a)	179,502	25,679,556
Telephone & Data Systems, Inc.	29,474	465,984
U.S. Cellular Corp. (a)	4,241	124,219
		26,990,709
TOTAL COMMUNICATION SERVICES		958,411,390
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.2%
Adient PLC (a)	29,033	980,735
American Axle & Manufacturing Holdings, Inc. (a)	33,161	295,465
Aptiv PLC (a)	82,506	8,654,054
Autoliv, Inc.	23,894	2,054,884
BorgWarner, Inc.	72,164	2,775,427
Cooper-Standard Holding, Inc. (a)	5,056	21,791
Dana, Inc.	43,271	725,222
Dorman Products, Inc. (a)	8,813	890,906
Fox Factory Holding Corp. (a)	12,947	1,225,563
Garrett Motion, Inc. (a)(b)	16,243	107,366
Gentex Corp.	72,009	2,032,094
Gentherm, Inc. (a)	9,864	636,820
Holley, Inc. (a)(b)	10,784	86,164
LCI Industries	7,825	1,057,079
Lear Corp.	18,334	2,771,001
Luminar Technologies, Inc. (a)(b)	67,046	453,231
Modine Manufacturing Co. (a)	17,038	223,539
Motorcar Parts of America, Inc. (a)	5,179	78,048
Patrick Industries, Inc.	6,556	398,080
QuantumScape Corp. Class A (a)(b)	79,922	864,756
Standard Motor Products, Inc.	5,377	245,944
Stoneridge, Inc. (a)	7,984	150,259
Tenneco, Inc. (a)	23,915	451,276
The Goodyear Tire & Rubber Co. (a)	86,535	1,062,650
Visteon Corp. (a)	8,494	1,083,665
XL Fleet Corp. (Class A) (a)	27,091	33,322
XPEL, Inc. (a)	5,106	312,947
		29,672,288
Automobiles - 2.2%
Arcimoto, Inc. (a)	11,730	36,011
Canoo, Inc. (a)(b)	43,819	151,614
Faraday Future Intelligent Electric, Inc. (a)(b)	51,752	114,372
Fisker, Inc. (a)(b)	42,161	403,902
Ford Motor Co.	1,205,178	17,704,065
General Motors Co. (a)	443,367	16,076,487
Harley-Davidson, Inc.	44,852	1,695,854
Lordstown Motors Corp. Class A (a)(b)	38,930	87,203
Lucid Group, Inc. Class A (a)(b)	172,119	3,141,172
Rivian Automotive, Inc.	48,626	1,667,872
Tesla, Inc. (a)	255,532	227,794,001
Thor Industries, Inc. (b)	16,651	1,404,179
Winnebago Industries, Inc. (b)	9,992	603,217
Workhorse Group, Inc. (a)(b)	40,157	131,313
		271,011,262
Distributors - 0.1%
Funko, Inc. (a)	7,944	208,212
Genuine Parts Co.	42,995	6,572,646
LKQ Corp.	79,432	4,356,051
Pool Corp.	12,211	4,367,875
		15,504,784
Diversified Consumer Services - 0.1%
2U, Inc. (a)	23,096	226,110
ADT, Inc.	72,453	528,907
Adtalem Global Education, Inc. (a)	13,756	551,616
American Public Education, Inc. (a)	5,877	92,328
Bright Horizons Family Solutions, Inc. (a)	18,280	1,712,288
Carriage Services, Inc.	4,464	161,954
Chegg, Inc. (a)	38,627	822,755
Coursera, Inc. (a)	25,363	352,292
Duolingo, Inc. (a)(b)	6,240	572,520
European Wax Center, Inc. (b)	4,201	87,885
Frontdoor, Inc. (a)	25,760	689,595
Graham Holdings Co.	1,193	709,227
Grand Canyon Education, Inc. (a)	9,831	944,464
H&R Block, Inc.	48,351	1,932,106
Laureate Education, Inc. Class A	43,175	511,192
Nerdy, Inc. Class A (a)(b)	20,463	53,408
OneSpaWorld Holdings Ltd. (a)	16,244	117,119
Perdoceo Education Corp. (a)	21,591	295,797
PowerSchool Holdings, Inc. (b)	12,159	175,211
Rover Group, Inc. Class A (a)	24,088	105,265
Service Corp. International	48,537	3,614,065
Strategic Education, Inc.	6,974	500,942
Stride, Inc. (a)	12,793	571,591
Terminix Global Holdings, Inc. (a)	36,317	1,623,370
The Beachbody Co., Inc. (a)(b)	36,374	43,649
Vivint Smart Home, Inc. Class A (a)(b)	11,942	57,083
WW International, Inc. (a)(b)	14,942	99,215
Xpresspa Group, Inc. (a)(b)	24,220	19,618
		17,171,572
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	17,172	207,094
Airbnb, Inc. Class A (a)	116,872	12,970,455
ARAMARK Holdings Corp.	77,243	2,579,916
Bally's Corp. (a)	8,257	181,406
BJ's Restaurants, Inc. (a)	6,706	157,390
Bloomin' Brands, Inc. (b)	25,416	518,232
Bluegreen Vacations Holding Corp. Class A	4,322	113,582
Booking Holdings, Inc. (a)	12,386	23,975,456
Boyd Gaming Corp.	24,505	1,360,273
Brinker International, Inc. (a)	12,897	357,892
Caesars Entertainment, Inc. (a)	64,768	2,959,250
Carnival Corp. (a)(b)	245,170	2,221,240
Century Casinos, Inc. (a)	8,838	74,504
Chipotle Mexican Grill, Inc. (a)	8,507	13,306,820
Choice Hotels International, Inc.	9,972	1,205,316
Churchill Downs, Inc.	10,393	2,180,451
Chuy's Holdings, Inc. (a)	6,350	141,161
Cracker Barrel Old Country Store, Inc.	7,019	667,296
Darden Restaurants, Inc.	37,833	4,709,830
Dave & Buster's Entertainment, Inc. (a)	11,475	428,706
Denny's Corp. (a)	20,084	195,016
Dine Brands Global, Inc.	5,192	370,242
Domino's Pizza, Inc.	10,980	4,305,368
Draftkings Holdings, Inc. (a)(b)	109,301	1,500,703
Drive Shack, Inc. (a)(b)	19,437	26,434
Dutch Bros, Inc. (b)	8,421	315,703
El Pollo Loco Holdings, Inc. (a)	6,707	65,192
Everi Holdings, Inc. (a)	26,896	516,672
Expedia, Inc. (a)	45,986	4,876,815
F45 Training Holdings, Inc.	6,161	12,137
First Watch Restaurant Group, Inc.	3,215	53,433
Full House Resorts, Inc. (a)	10,848	67,366
GAN Ltd. (a)	11,539	42,002
Golden Entertainment, Inc. (a)(b)	6,054	265,589
Hilton Grand Vacations, Inc. (a)	27,059	1,103,195
Hilton Worldwide Holdings, Inc.	85,347	10,930,390
Hyatt Hotels Corp. Class A (a)	15,320	1,267,730
Inspired Entertainment, Inc. (a)	8,914	92,171
Jack in the Box, Inc. (b)	6,542	452,314
Krispy Kreme, Inc.	9,223	131,704
Kura Sushi U.S.A., Inc. Class A (a)	1,424	120,243
Las Vegas Sands Corp. (a)	104,979	3,956,659
Life Time Group Holdings, Inc.	11,806	171,187
Light & Wonder, Inc. Class A (a)	29,224	1,488,671
Lindblad Expeditions Holdings (a)	11,546	91,213
Marriott International, Inc. Class A	83,593	13,276,240
Marriott Vacations Worldwide Corp.	12,729	1,742,855
McDonald's Corp.	225,145	59,296,439
Membership Collective Group, Inc. Class A (b)	9,519	64,253
MGM Resorts International	107,638	3,522,992
Monarch Casino & Resort, Inc. (a)	3,895	249,864
Noodles & Co. (a)	9,091	47,364
Norwegian Cruise Line Holdings Ltd. (a)(b)	126,591	1,538,081
Papa John's International, Inc.	9,492	910,188
Penn National Gaming, Inc. (a)	50,060	1,729,573
Planet Fitness, Inc. (a)	25,870	2,038,815
Playa Hotels & Resorts NV (a)	41,451	284,354
PlayAGS, Inc. (a)	8,714	41,304
Portillo's, Inc. (b)	6,522	148,897
RCI Hospitality Holdings, Inc.	2,004	114,148
Red Robin Gourmet Burgers, Inc. (a)(b)	5,267	46,034
Red Rock Resorts, Inc. (b)	15,653	615,632
Royal Caribbean Cruises Ltd. (a)	68,807	2,663,519
Rush Street Interactive, Inc. (a)(b)	17,386	96,318
Ruth's Hospitality Group, Inc.	9,020	158,301
SeaWorld Entertainment, Inc. (a)	14,737	703,397
Shake Shack, Inc. Class A (a)	11,536	593,643
Six Flags Entertainment Corp. (a)	22,666	513,838
Starbucks Corp.	349,640	29,642,479
Texas Roadhouse, Inc. Class A	20,826	1,816,444
The Cheesecake Factory, Inc. (b)	14,160	413,897
The ONE Group Hospitality, Inc. (a)	8,237	69,108
Travel+Leisure Co.	25,686	1,107,323
Vail Resorts, Inc.	12,269	2,909,348
Wendy's Co.	52,242	1,098,649
Wingstop, Inc. (b)	9,361	1,181,171
Wyndham Hotels & Resorts, Inc.	28,379	1,969,786
Wynn Resorts Ltd. (a)	31,932	2,027,043
Xponential Fitness, Inc. (b)	3,309	49,106
Yum! Brands, Inc.	87,097	10,672,866
		246,087,688
Household Durables - 0.4%
Aterian, Inc. (a)(b)	15,049	34,312
Bassett Furniture Industries, Inc. (b)	3,224	73,991
Beazer Homes U.S.A., Inc. (a)	7,857	115,891
Cavco Industries, Inc. (a)	2,628	677,472
Century Communities, Inc.	8,872	453,980
Cricut, Inc. (a)(b)	10,864	73,223
D.R. Horton, Inc.	97,790	7,630,554
Dream Finders Homes, Inc. (a)(b)	5,454	70,902
Ethan Allen Interiors, Inc.	6,074	139,641
Garmin Ltd.	46,704	4,559,244
GoPro, Inc. Class A (a)	39,071	248,492
Green Brick Partners, Inc. (a)(b)	14,472	387,850
Helen of Troy Ltd. (a)	7,390	988,708
Hooker Furnishings Corp.	3,635	60,123
Hovnanian Enterprises, Inc. Class A (a)	1,441	69,903
Installed Building Products, Inc.	7,185	728,703
iRobot Corp. (a)(b)	8,103	372,819
KB Home	26,363	860,488
La-Z-Boy, Inc.	12,722	354,562
Leggett & Platt, Inc.	41,018	1,625,954
Lennar Corp.:
Class A	78,028	6,632,380
Class B	5,819	394,994
LGI Homes, Inc. (a)	6,409	722,935
Lovesac (a)(b)	4,120	128,379
M.D.C. Holdings, Inc.	16,850	610,813
M/I Homes, Inc. (a)	8,676	399,183
Meritage Homes Corp. (a)	11,117	981,631
Mohawk Industries, Inc. (a)	15,626	2,007,628
Newell Brands, Inc.	111,618	2,255,800
NVR, Inc. (a)	935	4,107,549
PulteGroup, Inc.	71,888	3,135,755
Purple Innovation, Inc. (a)(b)	16,812	58,674
Skyline Champion Corp. (a)	16,307	1,032,233
Snap One Holdings Corp. (a)(b)	4,187	50,914
Sonos, Inc. (a)(b)	40,283	890,657
Taylor Morrison Home Corp. (a)	37,153	1,066,291
Tempur Sealy International, Inc.	53,438	1,468,476
Toll Brothers, Inc.	33,409	1,643,055
TopBuild Corp. (a)	9,859	2,087,347
Traeger, Inc. (a)	7,305	22,426
TRI Pointe Homes, Inc. (a)	32,585	603,474
Tupperware Brands Corp. (a)(b)	14,787	110,311
Universal Electronics, Inc. (a)	4,159	115,412
Vizio Holding Corp. (a)(b)	11,825	108,317
VOXX International Corp. (a)(b)	4,376	41,397
Vuzix Corp. (a)(b)	17,427	142,379
Weber, Inc. (b)	5,605	35,704
Whirlpool Corp.	16,982	2,935,678
ZAGG, Inc. rights (a)(c)	5,004	450
		53,317,054
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	7,453	74,306
Amazon.com, Inc. (a)	2,664,277	359,544,181
BARK, Inc. (a)	26,102	37,326
CarParts.com, Inc. (a)(b)	13,156	104,985
Chewy, Inc. (a)(b)	27,868	1,081,557
ContextLogic, Inc. (a)(b)	103,941	155,912
Doordash, Inc. (a)	50,705	3,536,674
Duluth Holdings, Inc. (a)	4,330	41,741
eBay, Inc.	170,810	8,306,490
Etsy, Inc. (a)	38,829	4,027,344
Groupon, Inc. (a)(b)	6,540	69,324
Lands' End, Inc. (a)	4,138	52,760
Liquidity Services, Inc. (a)	8,300	167,079
Lyft, Inc. (a)	92,489	1,281,898
Overstock.com, Inc. (a)(b)	12,896	373,984
PetMed Express, Inc.	6,573	143,423
Polished.Com, Inc. (a)(b)	30,081	35,496
Porch Group, Inc. Class A (a)(b)	24,453	47,194
Poshmark, Inc. (a)	10,879	117,384
Quotient Technology, Inc. (a)(b)	25,101	69,530
Qurate Retail, Inc. Series A	107,271	292,850
Remark Holdings, Inc. (a)	40,770	17,429
Rent the Runway, Inc. Class A (b)	6,202	27,537
Revolve Group, Inc. (a)(b)	11,787	333,808
RumbleON, Inc. Class B (a)	4,830	80,661
Shutterstock, Inc.	7,040	397,760
Stitch Fix, Inc. (a)(b)	23,773	141,925
The RealReal, Inc. (a)	23,604	54,997
thredUP, Inc. (a)	16,751	37,690
Uber Technologies, Inc. (a)	513,764	12,047,766
Vivid Seats, Inc. Class A (b)	7,498	62,683
Wayfair LLC Class A (a)(b)	24,449	1,318,046
Xometry, Inc. (b)	3,200	121,600
		394,203,340
Leisure Products - 0.1%
Acushnet Holdings Corp.	10,214	497,728
American Outdoor Brands, Inc. (a)	4,211	33,267
AMMO, Inc. (a)(b)	24,995	121,976
Brunswick Corp.	23,017	1,844,122
Callaway Golf Co. (a)(b)	36,310	833,315
Clarus Corp.	8,300	171,146
Hasbro, Inc.	40,444	3,183,752
JAKKS Pacific, Inc. (a)	2,987	66,879
Johnson Outdoors, Inc. Class A	2,253	151,649
Latham Group, Inc. (a)	10,095	55,422
Malibu Boats, Inc. Class A (a)	6,105	381,257
MasterCraft Boat Holdings, Inc. (a)	5,242	124,183
Mattel, Inc. (a)	108,482	2,516,782
Nautilus, Inc. (a)(b)	6,855	11,928
Peloton Interactive, Inc. Class A (a)(b)	93,517	887,476
Polaris, Inc. (b)	17,029	1,997,161
Smith & Wesson Brands, Inc.	14,706	213,972
Solo Brands, Inc. Class A (b)	5,239	26,143
Sturm, Ruger & Co., Inc.	5,224	345,463
Vista Outdoor, Inc. (a)	16,672	501,827
YETI Holdings, Inc. (a)(b)	26,182	1,329,260
		15,294,708
Multiline Retail - 0.5%
Big Lots, Inc.	8,969	181,084
Dillard's, Inc. Class A (b)	1,210	275,094
Dollar General Corp.	69,644	17,301,659
Dollar Tree, Inc. (a)	68,541	11,333,940
Franchise Group, Inc.	8,015	263,934
Kohl's Corp.	39,038	1,137,567
Macy's, Inc.	86,361	1,524,272
Nordstrom, Inc.	34,112	801,973
Ollie's Bargain Outlet Holdings, Inc. (a)	18,028	1,062,751
Target Corp.	140,817	23,006,681
		56,888,955
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	16,815	299,475
Academy Sports & Outdoors, Inc.	26,440	1,137,713
Advance Auto Parts, Inc.	18,737	3,627,858
America's Car Mart, Inc. (a)	1,873	193,987
American Eagle Outfitters, Inc.	45,590	548,904
Arko Corp.	20,402	186,270
Asbury Automotive Group, Inc. (a)	6,711	1,151,876
AutoNation, Inc. (a)	10,730	1,274,080
AutoZone, Inc. (a)	6,048	12,926,935
Barnes & Noble Education, Inc. (a)	10,249	27,775
Bath & Body Works, Inc.	72,291	2,569,222
Bed Bath & Beyond, Inc. (a)(b)	29,929	150,543
Best Buy Co., Inc.	62,014	4,774,458
Big 5 Sporting Goods Corp. (b)	5,753	73,984
Boot Barn Holdings, Inc. (a)	9,065	564,750
Build-A-Bear Workshop, Inc.	4,847	77,407
Burlington Stores, Inc. (a)	20,100	2,836,713
Caleres, Inc.	11,884	294,961
Camping World Holdings, Inc. (b)	12,294	332,430
CarMax, Inc. (a)	49,225	4,899,857
Carvana Co. Class A (a)(b)	30,283	882,749
Chico's FAS, Inc. (a)	41,102	206,332
Citi Trends, Inc. (a)(b)	2,626	64,547
Conn's, Inc. (a)(b)	7,020	66,128
Designer Brands, Inc. Class A	17,439	251,645
Destination XL Group, Inc. (a)	15,979	66,153
Dick's Sporting Goods, Inc. (b)	17,584	1,645,687
EVgo, Inc. Class A (a)(b)	20,638	185,123
Express, Inc. (a)(b)	15,979	27,005
Five Below, Inc. (a)	16,982	2,157,903
Floor & Decor Holdings, Inc. Class A (a)	31,908	2,570,828
Foot Locker, Inc.	25,824	732,627
GameStop Corp. Class A (b)	75,584	2,570,612
Gap, Inc. (b)	65,615	631,216
Genesco, Inc. (a)	3,965	222,238
Group 1 Automotive, Inc.	5,207	921,222
GrowGeneration Corp. (a)(b)	17,380	84,293
Guess?, Inc.	11,225	212,265
Haverty Furniture Companies, Inc.	4,330	118,339
Hibbett, Inc.	3,672	172,290
JOANN, Inc. (b)	3,745	33,855
Kirkland's, Inc. (a)(b)	5,690	17,696
Lazydays Holdings, Inc. (a)(b)	2,250	30,645
Leslie's, Inc. (a)(b)	41,768	633,203
Lithia Motors, Inc. Class A (sub. vtg.)	8,754	2,322,261
LL Flooring Holdings, Inc. (a)(b)	8,215	82,479
Lowe's Companies, Inc.	201,248	38,545,029
MarineMax, Inc. (a)	6,300	257,292
Monro, Inc. (b)	9,818	492,373
Murphy U.S.A., Inc.	6,683	1,900,378
National Vision Holdings, Inc. (a)(b)	24,404	711,133
O'Reilly Automotive, Inc. (a)	20,012	14,080,243
OneWater Marine, Inc. Class A (b)	3,554	128,797
Party City Holdco, Inc. (a)(b)	35,563	40,542
Penske Automotive Group, Inc.	8,849	1,013,122
Petco Health & Wellness Co., Inc. (a)(b)	23,905	332,758
Rent-A-Center, Inc.	16,464	387,398
RH (a)	5,319	1,486,288
Ross Stores, Inc.	107,276	8,717,248
Sally Beauty Holdings, Inc. (a)(b)	32,222	411,797
Shift Technologies, Inc. Class A (a)(b)	28,572	28,858
Shoe Carnival, Inc.	5,117	111,602
Signet Jewelers Ltd.	14,415	878,738
Sleep Number Corp. (a)(b)	6,787	305,822
Sonic Automotive, Inc. Class A (sub. vtg.)	6,162	257,880
Sportsman's Warehouse Holdings, Inc. (a)	12,954	127,726
The Aaron's Co., Inc.	8,165	106,308
The Buckle, Inc.	8,941	270,018
The Cato Corp. Class A (sub. vtg.)	5,869	72,482
The Children's Place, Inc. (a)(b)	4,166	180,554
The Container Store Group, Inc. (a)	10,974	81,866
The Home Depot, Inc.	314,531	94,654,959
The ODP Corp. (a)	13,642	495,205
Tilly's, Inc.	6,975	52,801
TJX Companies, Inc.	357,767	21,881,030
Tractor Supply Co.	34,019	6,513,958
TravelCenters of America LLC (a)	3,661	152,737
Ulta Beauty, Inc. (a)	15,894	6,181,336
Urban Outfitters, Inc. (a)(b)	19,491	399,176
Victoria's Secret & Co. (a)	20,629	762,448
Volta, Inc. (a)(b)	38,583	70,993
Vroom, Inc. (a)(b)	34,625	51,591
Williams-Sonoma, Inc. (b)	21,209	3,063,004
Winmark Corp.	976	216,818
Zumiez, Inc. (a)(b)	5,577	145,002
		260,425,849
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A	30,067	154,544
Capri Holdings Ltd. (a)	45,461	2,213,041
Carter's, Inc. (b)	12,165	991,204
Columbia Sportswear Co.	10,107	748,019
Crocs, Inc. (a)	18,752	1,343,393
Deckers Outdoor Corp. (a)	8,348	2,614,677
Fossil Group, Inc. (a)	13,488	81,333
G-III Apparel Group Ltd. (a)	13,833	305,571
Hanesbrands, Inc.	106,676	1,192,638
Kontoor Brands, Inc.	14,016	511,584
Levi Strauss & Co. Class A	28,676	542,550
lululemon athletica, Inc. (a)	35,408	10,994,538
Movado Group, Inc.	4,961	168,575
NIKE, Inc. Class B	386,618	44,430,141
Oxford Industries, Inc.	4,683	446,758
PLBY Group, Inc. (a)(b)	7,365	47,283
PVH Corp.	20,486	1,268,493
Ralph Lauren Corp.	14,084	1,389,105
Rocky Brands, Inc.	2,086	68,588
Samsonite International SA (a)(d)	429,600	899,709
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,101	1,560,194
Steven Madden Ltd.	23,786	754,016
Tapestry, Inc.	76,371	2,568,357
Under Armour, Inc.:
Class A (sub. vtg.) (a)	57,686	534,172
Class C (non-vtg.) (a)	61,481	507,833
Unifi, Inc. (a)	3,888	52,993
Vera Bradley, Inc. (a)	8,190	34,316
VF Corp.	98,271	4,390,748
Wolverine World Wide, Inc.	23,832	535,505
		81,349,878
TOTAL CONSUMER DISCRETIONARY		1,440,927,378
CONSUMER STAPLES - 6.0%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)(b)	2,875	1,093,736
Brown-Forman Corp. Class B (non-vtg.)	55,919	4,150,308
Celsius Holdings, Inc. (a)(b)	11,577	1,029,890
Coca-Cola Bottling Co. Consolidated	1,410	723,330
Constellation Brands, Inc. Class A (sub. vtg.)	49,644	12,227,814
Duckhorn Portfolio, Inc. (a)	10,071	184,702
Keurig Dr. Pepper, Inc.	224,539	8,698,641
MGP Ingredients, Inc. (b)	3,904	410,623
Molson Coors Beverage Co. Class B	57,149	3,414,653
Monster Beverage Corp. (a)	114,392	11,395,731
National Beverage Corp. (b)	7,225	391,451
PepsiCo, Inc.	420,836	73,629,467
The Coca-Cola Co.	1,187,636	76,210,602
The Vita Coco Co., Inc.	3,543	42,693
Vintage Wine Estates, Inc. (a)(b)	9,170	67,308
		193,670,949
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	32,202	864,624
Andersons, Inc.	9,933	359,277
BJ's Wholesale Club Holdings, Inc. (a)	41,093	2,781,996
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,361	148
warrants 11/4/28 (a)	2,361	60
warrants 11/4/28 (a)	2,361	26
Class A (a)(b)	10,518	31,659
Casey's General Stores, Inc.	11,247	2,279,205
Chefs' Warehouse Holdings (a)	9,495	328,622
Costco Wholesale Corp.	134,953	73,050,059
Grocery Outlet Holding Corp. (a)(b)	26,481	1,131,268
Ingles Markets, Inc. Class A	4,282	408,760
Kroger Co.	199,955	9,285,910
Performance Food Group Co. (a)	47,370	2,354,763
PriceSmart, Inc.	7,494	497,452
Rite Aid Corp. (a)(b)	19,545	160,855
SpartanNash Co.	10,473	338,173
Sprouts Farmers Market LLC (a)	33,832	935,116
Sysco Corp.	155,249	13,180,640
U.S. Foods Holding Corp. (a)	67,439	2,124,329
United Natural Foods, Inc. (a)	17,315	736,061
Walgreens Boots Alliance, Inc.	217,966	8,635,813
Walmart, Inc.	427,439	56,443,320
Weis Markets, Inc.	4,931	379,342
		176,307,478
Food Products - 1.1%
Alico, Inc.	993	36,185
AppHarvest, Inc. (a)	19,146	73,521
Archer Daniels Midland Co.	171,514	14,196,214
B&G Foods, Inc. Class A (b)	21,430	529,535
Benson Hill, Inc. (a)(b)	41,028	133,341
Beyond Meat, Inc. (a)(b)	17,867	571,565
Bunge Ltd.	45,979	4,245,241
Cal-Maine Foods, Inc.	11,119	568,292
Calavo Growers, Inc.	5,790	233,337
Campbell Soup Co.	61,545	3,037,246
Conagra Brands, Inc.	146,036	4,995,892
Darling Ingredients, Inc. (a)	49,005	3,395,066
Flowers Foods, Inc.	59,727	1,696,844
Fresh Del Monte Produce, Inc.	9,362	278,145
Freshpet, Inc. (a)	14,720	786,637
General Mills, Inc.	183,338	13,711,849
Hormel Foods Corp.	86,343	4,260,164
Hostess Brands, Inc. Class A (a)	43,394	981,572
Ingredion, Inc.	19,895	1,810,047
J&J Snack Foods Corp.	4,626	626,869
John B. Sanfilippo & Son, Inc.	2,544	190,546
Kellogg Co.	76,960	5,688,883
Lamb Weston Holdings, Inc.	43,864	3,494,206
Lancaster Colony Corp.	6,028	797,987
Landec Corp. (a)	6,764	70,887
McCormick & Co., Inc. (non-vtg.)	76,082	6,645,763
Mission Produce, Inc. (a)	11,537	163,595
Mondelez International, Inc.	421,265	26,977,811
Pilgrim's Pride Corp. (a)	14,928	468,291
Post Holdings, Inc. (a)	17,140	1,490,152
Seaboard Corp.	77	312,669
Seneca Foods Corp. Class A (a)	1,775	101,033
Sovos Brands, Inc.	7,338	103,906
Tattooed Chef, Inc. (a)(b)	14,688	92,681
The Hain Celestial Group, Inc. (a)	27,084	616,161
The Hershey Co.	44,477	10,138,977
The J.M. Smucker Co.	33,042	4,372,117
The Kraft Heinz Co.	216,391	7,969,681
The Simply Good Foods Co. (a)	27,250	888,895
Tootsie Roll Industries, Inc.	5,141	180,552
TreeHouse Foods, Inc. (a)(b)	17,040	739,877
Tyson Foods, Inc. Class A	88,915	7,825,409
Utz Brands, Inc. Class A (b)	19,399	326,291
Vital Farms, Inc. (a)(b)	7,549	89,078
Whole Earth Brands, Inc. Class A (a)	12,713	68,396
		135,981,406
Household Products - 1.2%
Central Garden & Pet Co. (a)	3,301	143,065
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,112	494,170
Church & Dwight Co., Inc.	73,991	6,508,988
Colgate-Palmolive Co.	255,046	20,082,322
Energizer Holdings, Inc.	20,025	591,338
Kimberly-Clark Corp.	102,563	13,516,778
Procter & Gamble Co.	730,298	101,445,695
Reynolds Consumer Products, Inc. (b)	16,388	476,235
Spectrum Brands Holdings, Inc.	12,157	845,398
The Clorox Co.	37,490	5,317,582
WD-40 Co.	4,185	742,293
		150,163,864
Personal Products - 0.2%
BellRing Brands, Inc. (a)	33,079	798,527
Coty, Inc. Class A (a)	104,692	766,345
Edgewell Personal Care Co.	16,475	655,376
elf Beauty, Inc. (a)	15,520	520,386
Estee Lauder Companies, Inc. Class A	70,503	19,254,369
Herbalife Nutrition Ltd. (a)	29,774	726,783
Inter Parfums, Inc.	5,152	430,037
MediFast, Inc.	3,501	588,833
Nu Skin Enterprises, Inc. Class A	15,412	670,576
The Beauty Health Co. (a)(b)	28,548	380,259
The Honest Co., Inc. (a)	7,686	25,671
USANA Health Sciences, Inc. (a)	3,430	238,797
Veru, Inc. (a)(b)	19,003	229,936
		25,285,895
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	45,916	77,139
Altria Group, Inc.	551,673	24,196,378
Philip Morris International, Inc.	472,158	45,870,150
Turning Point Brands, Inc.	4,219	101,256
Universal Corp.	7,173	401,042
Vector Group Ltd.	38,544	429,380
		71,075,345
TOTAL CONSUMER STAPLES		752,484,937
ENERGY - 4.4%
Energy Equipment & Services - 0.4%
Archrock, Inc.	44,133	372,483
Baker Hughes Co. Class A	285,529	7,335,240
Bristow Group, Inc. (a)	6,833	176,291
Cactus, Inc.	18,069	751,490
Championx Corp.	62,935	1,314,712
Core Laboratories NV	14,244	269,781
DMC Global, Inc. (a)	5,455	124,156
Dril-Quip, Inc. (a)	10,241	262,682
Expro Group Holdings NV (a)(b)	8,330	101,459
Exterran Corp. (a)	5,944	24,430
Halliburton Co.	274,325	8,037,723
Helix Energy Solutions Group, Inc. (a)(b)	40,164	162,263
Helmerich & Payne, Inc.	32,183	1,490,073
Liberty Oilfield Services, Inc. Class A (a)	32,811	465,916
Nabors Industries Ltd. (a)	2,835	403,959
Newpark Resources, Inc. (a)	32,899	115,804
Nextier Oilfield Solutions, Inc. (a)	47,929	477,852
Noble Corp. (a)(b)	20,425	612,750
NOV, Inc.	121,996	2,270,346
Oceaneering International, Inc. (a)	28,744	305,261
Oil States International, Inc. (a)	17,820	90,882
Patterson-UTI Energy, Inc.	65,803	1,089,040
ProPetro Holding Corp. (a)	25,736	270,743
RPC, Inc.	20,977	171,172
Schlumberger Ltd.	430,730	15,949,932
Select Energy Services, Inc. Class A (a)	18,867	140,936
Solaris Oilfield Infrastructure, Inc. Class A	9,618	106,664
TechnipFMC PLC (a)	126,510	1,023,466
TETRA Technologies, Inc. (a)	39,064	171,100
Tidewater, Inc. (a)	11,790	259,734
Transocean Ltd. (United States) (a)(b)	196,062	662,690
U.S. Silica Holdings, Inc. (a)	21,903	302,918
Valaris Ltd. (a)(b)	20,331	1,020,210
Weatherford International PLC (a)	20,092	464,728
		46,798,886
Oil, Gas & Consumable Fuels - 4.0%
Aemetis, Inc. (a)(b)	9,270	68,135
Alto Ingredients, Inc. (a)(b)	20,765	89,290
American Resources Corp. (a)(b)	21,622	48,001
Amplify Energy Corp. (a)(b)	12,160	83,296
Antero Resources Corp. (a)	86,468	3,427,592
APA Corp.	102,734	3,818,623
Arch Resources, Inc. (b)	4,757	614,319
Archaea Energy, Inc. (a)(b)	17,327	283,816
Berry Corp.	22,204	189,622
Brigham Minerals, Inc. Class A	16,411	435,712
California Resources Corp.	23,804	1,067,847
Callon Petroleum Co. (a)	14,836	683,049
Centennial Resource Development, Inc. Class A (a)	54,739	364,562
Centrus Energy Corp. Class A (a)(b)	3,294	109,196
Cheniere Energy, Inc.	72,009	10,771,106
Chesapeake Energy Corp. (b)	34,385	3,238,035
Chevron Corp.	598,170	97,968,283
Civitas Resources, Inc.	21,820	1,286,507
Clean Energy Fuels Corp. (a)(b)	50,161	325,043
CNX Resources Corp. (a)(b)	59,705	1,031,105
Comstock Resources, Inc. (a)	28,215	449,465
ConocoPhillips Co.	394,026	38,389,953
CONSOL Energy, Inc. (a)	9,874	605,474
Continental Resources, Inc.	17,735	1,221,764
Coterra Energy, Inc.	245,688	7,515,596
Crescent Energy, Inc. Class A (b)	8,779	128,173
CVR Energy, Inc.	8,781	294,515
Delek U.S. Holdings, Inc.	21,695	578,389
Denbury, Inc. (a)	15,393	1,106,911
Devon Energy Corp.	186,561	11,725,359
Diamondback Energy, Inc.	51,029	6,532,733
DT Midstream, Inc.	29,709	1,634,886
Earthstone Energy, Inc. (a)(b)	15,804	224,259
EOG Resources, Inc.	178,622	19,866,339
EQT Corp.	89,643	3,946,981
Equitrans Midstream Corp.	120,583	946,577
Exxon Mobil Corp.	1,282,604	124,322,806
Gevo, Inc. (a)(b)	61,119	179,690
Green Plains, Inc. (a)(b)	16,117	580,534
Gulfport Energy Corp. (a)(b)	3,461	318,550
Hess Corp.	84,585	9,513,275
HF Sinclair Corp.	45,694	2,185,087
International Seaways, Inc.	13,153	311,068
Kinder Morgan, Inc.	593,311	10,673,665
Kosmos Energy Ltd. (a)	135,646	859,996
Laredo Petroleum, Inc. (a)	4,177	370,375
Magnolia Oil & Gas Corp. Class A	45,196	1,090,579
Marathon Oil Corp.	214,606	5,322,229
Marathon Petroleum Corp.	164,539	15,081,645
Matador Resources Co.	34,185	1,975,209
Murphy Oil Corp. (b)	43,958	1,544,684
National Energy Services Reunited Corp. (a)	12,920	91,086
New Fortress Energy, Inc.	12,283	601,499
Nextdecade Corp. (a)(b)	10,120	71,548
Northern Oil & Gas, Inc.	19,811	571,151
Oasis Petroleum, Inc.	6,487	831,893
Occidental Petroleum Corp.	271,187	17,830,545
ONEOK, Inc.	136,301	8,142,622
Ovintiv, Inc.	79,047	4,038,511
Par Pacific Holdings, Inc. (a)	13,508	222,882
PBF Energy, Inc. Class A (a)	28,523	951,242
PDC Energy, Inc.	29,050	1,908,295
Peabody Energy Corp. (a)(b)	32,393	679,929
Phillips 66 Co.	146,366	13,026,574
Pioneer Natural Resources Co.	68,612	16,257,613
Range Resources Corp. (a)	78,676	2,601,815
Ranger Oil Corp.	6,062	230,720
Rex American Resources Corp. (a)	1,652	157,700
Ring Energy, Inc. (a)(b)	25,461	71,545
SandRidge Energy, Inc. (a)	9,484	177,635
SilverBow Resources, Inc. (a)	2,980	134,666
Sitio Royalties Corp. (b)	3,363	99,242
SM Energy Co.	37,462	1,546,431
Southwestern Energy Co. (a)	341,316	2,409,691
Talos Energy, Inc. (a)	11,959	226,623
Targa Resources Corp.	68,915	4,762,716
Teekay Corp. (a)	20,995	65,924
Teekay Tankers Ltd. (a)	9,479	197,827
Tellurian, Inc. (a)(b)	142,999	531,956
Texas Pacific Land Corp. (b)	1,897	3,478,813
The Williams Companies, Inc.	370,498	12,630,277
Uranium Energy Corp. (a)(b)	82,466	346,357
VAALCO Energy, Inc. (b)	17,023	100,946
Valero Energy Corp.	124,411	13,781,006
Vertex Energy, Inc. (a)	14,300	194,194
W&T Offshore, Inc. (a)	25,993	129,185
World Fuel Services Corp.	18,416	510,492
		505,011,056
TOTAL ENERGY		551,809,942
FINANCIALS - 11.3%
Banks - 3.9%
1st Source Corp.	4,891	235,844
Allegiance Bancshares, Inc.	5,786	254,815
Amerant Bancorp, Inc. Class A	7,577	207,004
Ameris Bancorp	19,941	943,010
Associated Banc-Corp.	45,843	921,444
Atlantic Union Bankshares Corp.	23,163	801,208
Banc of California, Inc.	15,664	274,277
BancFirst Corp.	5,593	600,632
Bancorp, Inc., Delaware (a)	16,969	417,437
Bank of America Corp.	2,158,990	72,995,452
Bank of Hawaii Corp.	12,412	994,325
Bank of Marin Bancorp	4,967	162,520
Bank OZK	34,663	1,389,986
BankUnited, Inc.	25,353	984,964
Banner Corp.	10,303	638,683
Berkshire Hills Bancorp, Inc.	14,003	394,465
BOK Financial Corp.	9,100	801,073
Brookline Bancorp, Inc., Delaware	22,592	312,447
Byline Bancorp, Inc.	6,930	169,716
Cadence Bank	56,237	1,467,786
Camden National Corp.	4,148	189,564
Cathay General Bancorp	22,520	939,084
CBTX, Inc.	5,725	177,189
Central Pacific Financial Corp.	7,893	186,906
Citigroup, Inc.	591,541	30,700,978
Citizens Financial Group, Inc.	148,862	5,652,290
City Holding Co.	4,302	373,371
Coastal Financial Corp. of Washington (a)	3,040	125,339
Columbia Banking Systems, Inc.	23,610	712,314
Comerica, Inc.	39,576	3,077,826
Commerce Bancshares, Inc.	33,210	2,307,763
Community Bank System, Inc.	16,424	1,105,828
Community Trust Bancorp, Inc.	5,035	218,167
ConnectOne Bancorp, Inc.	10,361	273,945
CrossFirst Bankshares, Inc. (a)	14,822	203,358
Cullen/Frost Bankers, Inc.	17,231	2,246,922
Customers Bancorp, Inc. (a)	9,129	348,637
CVB Financial Corp.	40,638	1,083,815
Dime Community Bancshares, Inc.	9,573	326,248
Eagle Bancorp, Inc.	9,437	462,696
East West Bancorp, Inc.	42,841	3,075,127
Eastern Bankshares, Inc.	50,646	1,033,178
Enterprise Financial Services Corp.	11,258	529,464
Equity Bancshares, Inc.	4,827	154,223
Farmers National Banc Corp.	9,154	129,987
FB Financial Corp.	11,234	481,377
Fifth Third Bancorp	209,236	7,139,132
Financial Institutions, Inc.	4,764	126,294
First Bancorp, North Carolina	9,984	378,194
First Bancorp, Puerto Rico	60,511	913,111
First Bancshares, Inc.	6,423	186,267
First Busey Corp.	14,663	361,443
First Citizens Bancshares, Inc.	4,057	3,069,851
First Commonwealth Financial Corp.	28,076	416,086
First Financial Bancorp, Ohio	28,133	628,491
First Financial Bankshares, Inc.	38,939	1,720,325
First Financial Corp., Indiana	3,822	178,564
First Foundation, Inc.	15,175	315,944
First Hawaiian, Inc.	41,276	1,052,125
First Horizon National Corp.	162,336	3,629,833
First Internet Bancorp	2,870	101,742
First Interstate Bancsystem, Inc.	25,595	1,043,764
First Merchants Corp.	17,469	725,488
First Republic Bank	54,728	8,904,793
Flushing Financial Corp.	9,636	208,041
FNB Corp., Pennsylvania	99,911	1,194,936
Fulton Financial Corp.	48,923	816,525
German American Bancorp, Inc.	8,547	323,418
Glacier Bancorp, Inc.	33,414	1,673,707
Great Southern Bancorp, Inc.	2,889	178,945
Hancock Whitney Corp.	26,577	1,297,223
Hanmi Financial Corp.	9,825	248,278
HarborOne Bancorp, Inc.	13,521	196,055
Heartland Financial U.S.A., Inc.	12,685	569,557
Heritage Commerce Corp.	20,271	238,792
Heritage Financial Corp., Washington	10,180	264,884
Hilltop Holdings, Inc.	15,230	439,386
Home Bancshares, Inc.	58,105	1,371,278
HomeStreet, Inc.	5,686	212,031
HomeTrust Bancshares, Inc.	4,352	105,057
Hope Bancorp, Inc.	36,646	551,156
Horizon Bancorp, Inc. Indiana	11,876	226,475
Huntington Bancshares, Inc.	436,020	5,794,706
Independent Bank Corp.	6,402	134,314
Independent Bank Corp.	14,333	1,201,105
Independent Bank Group, Inc.	10,963	775,303
International Bancshares Corp.	16,283	714,172
JPMorgan Chase & Co.	894,329	103,169,793
KeyCorp	287,047	5,252,960
Lakeland Bancorp, Inc.	18,993	302,369
Lakeland Financial Corp.	7,499	583,422
Live Oak Bancshares, Inc.	9,723	365,974
M&T Bank Corp.	54,526	9,675,639
Mercantile Bank Corp.	4,125	146,190
Metropolitan Bank Holding Corp. (a)	3,090	214,384
Midland States Bancorp, Inc.	7,092	185,810
National Bank Holdings Corp.	9,125	379,783
NBT Bancorp, Inc.	12,743	516,601
Nicolet Bankshares, Inc. (a)(b)	3,510	280,730
Northwest Bancshares, Inc.	37,368	537,352
OceanFirst Financial Corp.	17,873	367,469
OFG Bancorp	14,943	410,484
Old National Bancorp, Indiana	89,699	1,561,660
Old Second Bancorp, Inc.	12,454	174,979
Origin Bancorp, Inc.	6,508	280,300
Pacific Premier Bancorp, Inc.	28,199	948,614
PacWest Bancorp	35,352	990,917
Park National Corp.	4,184	542,079
Pathward Financial, Inc.	8,814	297,208
Peapack-Gladstone Financial Corp.	5,283	172,543
Peoples Bancorp, Inc.	8,186	253,111
Pinnacle Financial Partners, Inc.	23,339	1,846,115
PNC Financial Services Group, Inc.	126,090	20,923,375
Popular, Inc.	23,218	1,803,342
Preferred Bank, Los Angeles	3,880	282,076
Premier Financial Corp.	10,612	302,230
Prosperity Bancshares, Inc.	28,035	2,077,113
QCR Holdings, Inc.	4,788	283,881
Regions Financial Corp.	286,113	6,059,873
Renasant Corp.	16,046	535,936
Republic First Bancorp, Inc. (a)(b)	16,729	60,559
S&T Bancorp, Inc.	12,474	385,946
Sandy Spring Bancorp, Inc.	13,255	547,432
Seacoast Banking Corp., Florida	18,901	676,278
ServisFirst Bancshares, Inc.	15,067	1,287,475
Signature Bank	19,229	3,568,326
Silvergate Capital Corp. (a)	9,703	905,193
Simmons First National Corp. Class A	38,627	917,391
Southside Bancshares, Inc.	9,395	375,236
Southstate Corp.	22,926	1,943,437
Stock Yards Bancorp, Inc.	8,208	567,583
SVB Financial Group (a)	18,005	7,265,918
Synovus Financial Corp.	43,628	1,761,699
Texas Capital Bancshares, Inc. (a)	15,885	931,179
Tompkins Financial Corp.	3,424	264,162
TowneBank	21,859	652,928
Trico Bancshares	9,509	454,530
Triumph Bancorp, Inc. (a)	7,387	536,666
Truist Financial Corp.	405,755	20,478,455
Trustmark Corp.	17,888	580,823
U.S. Bancorp	411,787	19,436,346
UMB Financial Corp.	13,113	1,186,727
Umpqua Holdings Corp.	65,222	1,148,559
United Bankshares, Inc., West Virginia	40,747	1,578,539
United Community Bank, Inc.	31,909	1,085,863
Univest Corp. of Pennsylvania	9,112	227,253
Valley National Bancorp	129,074	1,508,875
Veritex Holdings, Inc.	16,787	519,390
Washington Federal, Inc.	19,670	671,337
Washington Trust Bancorp, Inc.	4,850	266,168
Webster Financial Corp.	54,105	2,513,177
Wells Fargo & Co.	1,154,325	50,640,238
WesBanco, Inc.	18,377	627,023
Westamerica Bancorp.	8,281	496,943
Western Alliance Bancorp.	32,980	2,519,012
Wintrust Financial Corp.	18,406	1,583,652
Zions Bancorp NA	45,913	2,504,554
		485,108,659
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	12,081	1,526,797
Ameriprise Financial, Inc.	33,410	9,018,027
Ares Management Corp.	52,100	3,732,965
Artisan Partners Asset Management, Inc.	20,066	797,824
Assetmark Financial Holdings, Inc. (a)	6,807	129,265
B. Riley Financial, Inc. (b)	4,917	253,422
Bakkt Holdings, Inc. Class A (a)(b)	14,903	41,877
Bank of New York Mellon Corp.	225,885	9,816,962
BGC Partners, Inc. Class A	95,285	347,790
BlackRock, Inc. Class A	43,399	29,041,743
Blackstone, Inc.	213,513	21,793,272
Blucora, Inc. (a)	14,370	287,400
Blue Owl Capital, Inc. Class A (b)	106,384	1,213,841
Bridge Investment Group Holdings, Inc.	7,436	126,635
BrightSphere Investment Group, Inc.	10,420	197,042
Carlyle Group LP	43,495	1,692,390
Cboe Global Markets, Inc.	32,237	3,977,401
Charles Schwab Corp.	459,340	31,717,427
CME Group, Inc.	109,407	21,824,508
Cohen & Steers, Inc.	7,413	546,264
Coinbase Global, Inc. (a)(b)	10,117	636,966
Cowen Group, Inc. Class A (b)	8,275	290,204
Diamond Hill Investment Group, Inc.	901	172,244
Donnelley Financial Solutions, Inc. (a)	9,519	323,551
Evercore, Inc. Class A	12,418	1,241,427
FactSet Research Systems, Inc.	11,524	4,951,632
Federated Hermes, Inc.	28,675	978,104
Focus Financial Partners, Inc. Class A (a)	16,619	671,906
Franklin Resources, Inc.	84,472	2,318,756
Galaxy Digital Holdings Ltd. (a)(b)	35,773	202,813
GCM Grosvenor, Inc. Class A	10,287	81,370
Goldman Sachs Group, Inc.	104,531	34,849,590
GQG Partners, Inc. unit	198,520	200,673
Greenhill & Co., Inc.	5,742	49,955
Hamilton Lane, Inc. Class A	10,524	795,299
Houlihan Lokey	15,212	1,286,327
Interactive Brokers Group, Inc.	26,590	1,560,567
Intercontinental Exchange, Inc.	170,046	17,342,992
Invesco Ltd.	102,947	1,826,280
Janus Henderson Group PLC	51,097	1,316,770
Jefferies Financial Group, Inc.	58,098	1,892,252
KKR & Co. LP	180,723	10,022,898
Lazard Ltd. Class A	34,399	1,295,810
LPL Financial	24,419	5,126,036
MarketAxess Holdings, Inc.	11,496	3,112,887
MarketWise, Inc. Class A (a)(b)	10,127	28,862
Moelis & Co. Class A	19,912	927,501
Moody's Corp.	48,884	15,166,261
Morgan Stanley	425,911	35,904,297
Morningstar, Inc.	7,116	1,817,071
MSCI, Inc.	24,682	11,880,434
NASDAQ, Inc.	35,041	6,338,917
Northern Trust Corp.	63,659	6,351,895
Open Lending Corp. (a)	30,122	312,064
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	96,235
P10, Inc.	11,448	135,430
Perella Weinberg Partners Class A (b)	13,243	93,363
Piper Jaffray Companies	4,490	566,638
PJT Partners, Inc.	7,396	528,666
Raymond James Financial, Inc.	59,383	5,847,444
S&P Global, Inc.	105,652	39,823,408
Sculptor Capital Management, Inc. Class A	5,150	50,522
SEI Investments Co.	31,576	1,748,047
State Street Corp.	112,099	7,963,513
StepStone Group, Inc. Class A	14,940	398,002
Stifel Financial Corp.	32,446	1,940,595
StoneX Group, Inc. (a)	4,973	433,297
T. Rowe Price Group, Inc.	69,629	8,597,093
Tradeweb Markets, Inc. Class A	32,662	2,303,324
Victory Capital Holdings, Inc.	7,164	198,228
Virtu Financial, Inc. Class A	24,995	583,133
Virtus Investment Partners, Inc.	2,109	435,129
WisdomTree Investments, Inc.	30,290	157,508
		381,257,038
Consumer Finance - 0.6%
Ally Financial, Inc.	97,860	3,236,230
American Express Co.	185,798	28,616,608
Atlanticus Holdings Corp. (a)(b)	1,761	68,045
Capital One Financial Corp.	119,498	13,124,465
Credit Acceptance Corp. (a)(b)	2,270	1,307,316
CURO Group Holdings Corp.	6,864	49,146
Discover Financial Services	85,818	8,667,618
Encore Capital Group, Inc. (a)(b)	7,568	548,150
Enova International, Inc. (a)	10,729	370,258
EZCORP, Inc. (non-vtg.) Class A (a)	16,438	132,162
FirstCash Holdings, Inc.	12,175	891,941
Green Dot Corp. Class A (a)	17,294	485,961
Katapult Holdings, Inc. (a)(b)	22,989	29,886
LendingClub Corp. (a)	30,649	424,489
LendingTree, Inc. (a)	3,451	157,297
Medallion Financial Corp. (b)	5,890	40,081
MoneyLion, Inc. (a)(b)	47,245	74,175
Navient Corp.	46,520	766,184
Nelnet, Inc. Class A	5,988	569,399
NerdWallet, Inc. (b)	2,935	25,476
OneMain Holdings, Inc.	32,103	1,194,232
Oportun Financial Corp. (a)	6,110	56,090
PRA Group, Inc. (a)	11,268	448,917
PROG Holdings, Inc. (a)	17,054	314,135
Regional Management Corp.	2,746	112,586
SLM Corp. (b)	81,457	1,270,729
SoFi Technologies, Inc. (a)(b)	222,599	1,404,600
Sunlight Financial Holdings, Inc. Class A (a)(b)	17,510	66,538
Synchrony Financial	151,922	5,086,349
Upstart Holdings, Inc. (a)(b)	15,678	381,446
World Acceptance Corp. (a)(b)	1,251	138,580
		70,059,089
Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	5,226	158,348
Acacia Research Corp. (a)	13,401	67,541
Apollo Global Management, Inc.	114,085	6,514,254
Berkshire Hathaway, Inc. Class B (a)	550,568	165,500,741
Cannae Holdings, Inc. (a)	24,549	518,229
Equitable Holdings, Inc.	108,078	3,072,658
Jackson Financial, Inc.	26,314	723,898
Voya Financial, Inc. (b)	30,966	1,862,915
		178,418,584
Insurance - 2.2%
AFLAC, Inc.	180,334	10,333,138
Alleghany Corp. (a)	4,071	3,409,381
Allstate Corp.	83,881	9,811,561
AMBAC Financial Group, Inc. (a)	14,439	169,947
American Equity Investment Life Holding Co.	23,608	886,716
American Financial Group, Inc.	20,417	2,729,345
American International Group, Inc.	241,517	12,503,335
Amerisafe, Inc.	5,907	269,123
Aon PLC	64,643	18,813,699
Arch Capital Group Ltd. (a)	114,496	5,083,622
Argo Group International Holdings, Ltd.	10,382	340,426
Arthur J. Gallagher & Co.	63,912	11,439,609
Assurant, Inc.	16,499	2,900,194
Assured Guaranty Ltd.	19,516	1,139,539
Axis Capital Holdings Ltd.	23,723	1,197,774
Brighthouse Financial, Inc. (a)	23,140	1,004,739
Brown & Brown, Inc.	71,457	4,651,851
BRP Group, Inc. (a)	16,562	456,614
Chubb Ltd.	128,831	24,302,680
Cincinnati Financial Corp.	45,463	4,425,368
CNO Financial Group, Inc.	37,039	694,481
eHealth, Inc. (a)(b)	6,395	47,323
Employers Holdings, Inc.	8,870	352,228
Enstar Group Ltd. (a)	3,673	726,960
Erie Indemnity Co. Class A	7,631	1,551,840
Everest Re Group Ltd.	12,021	3,141,688
Fidelity National Financial, Inc.	84,923	3,393,523
First American Financial Corp.	33,088	1,919,104
Genworth Financial, Inc. Class A (a)	151,267	642,885
Globe Life, Inc.	27,569	2,777,025
GoHealth, Inc. (a)(b)	19,265	10,594
Goosehead Insurance (b)	6,563	368,906
Hanover Insurance Group, Inc.	10,730	1,464,323
Hartford Financial Services Group, Inc.	100,014	6,447,903
HCI Group, Inc. (b)	2,402	164,465
Hippo Holdings, Inc. (a)(b)	115,929	99,003
Horace Mann Educators Corp.	12,305	421,446
James River Group Holdings Ltd.	10,815	256,964
Kemper Corp.	18,318	857,282
Kinsale Capital Group, Inc.	6,500	1,580,865
Lemonade, Inc. (a)(b)	11,091	209,065
Lincoln National Corp.	49,315	2,531,832
Loews Corp.	59,083	3,441,585
Markel Corp. (a)	4,134	5,362,377
Marsh & McLennan Companies, Inc.	152,747	25,044,398
MBIA, Inc. (a)(b)	14,633	184,083
Mercury General Corp.	7,900	331,247
MetLife, Inc.	210,777	13,331,645
National Western Life Group, Inc.	664	134,128
Old Republic International Corp.	86,627	2,015,810
Oscar Health, Inc. (a)(b)	12,176	65,750
Palomar Holdings, Inc. (a)	7,089	442,141
Primerica, Inc.	11,943	1,536,945
Principal Financial Group, Inc.	72,292	4,839,226
ProAssurance Corp.	16,217	358,882
Progressive Corp.	178,100	20,492,186
Prudential Financial, Inc.	113,948	11,393,661
Reinsurance Group of America, Inc.	20,338	2,354,734
RenaissanceRe Holdings Ltd.	13,547	1,751,763
RLI Corp.	12,021	1,322,070
Root, Inc. (a)(b)	34,903	36,648
Ryan Specialty Group Holdings, Inc. (b)	17,932	775,380
Safety Insurance Group, Inc.	4,119	356,499
Selective Insurance Group, Inc.	18,199	1,416,974
Selectquote, Inc. (a)(b)	33,790	62,174
Siriuspoint Ltd. (a)	25,159	110,196
Stewart Information Services Corp.	7,762	424,193
The Travelers Companies, Inc.	73,087	11,598,907
Tiptree, Inc.	7,702	85,569
Trean Insurance Group, Inc. (a)	4,901	25,289
Trupanion, Inc. (a)(b)	10,863	684,695
United Fire Group, Inc.	6,415	210,604
Universal Insurance Holdings, Inc.	8,298	104,970
Unum Group	61,233	1,971,090
W.R. Berkley Corp.	64,279	4,019,366
White Mountains Insurance Group Ltd.	903	1,119,205
Willis Towers Watson PLC	33,908	7,016,922
		269,949,678
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	11,479	94,472
AGNC Investment Corp.	161,705	2,039,100
Annaly Capital Management, Inc.	472,349	3,249,761
Apollo Commercial Real Estate Finance, Inc.	39,057	499,148
Arbor Realty Trust, Inc.	48,573	807,283
Ares Commercial Real Estate Corp.	14,498	198,623
Armour Residential REIT, Inc.	27,804	218,817
Blackstone Mortgage Trust, Inc.	51,317	1,589,287
BrightSpire Capital, Inc.	26,250	232,050
Broadmark Realty Capital, Inc.	40,095	304,321
Cherry Hill Mortgage Investment Corp. (b)	4,889	34,761
Chimera Investment Corp.	70,468	737,800
Dynex Capital, Inc.	11,761	197,585
Ellington Financial LLC	17,439	279,896
Ellington Residential Mortgage REIT	4,470	37,995
Franklin BSP Realty Trust, Inc. (b)	26,231	402,646
Granite Point Mortgage Trust, Inc.	16,503	175,097
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	27,128	979,050
Invesco Mortgage Capital, Inc. (b)	9,184	162,557
KKR Real Estate Finance Trust, Inc.	15,547	303,011
Ladder Capital Corp. Class A	35,608	423,023
MFA Financial, Inc.	30,817	399,388
New York Mortgage Trust, Inc.	112,477	353,178
Orchid Island Capital, Inc.	54,986	177,055
PennyMac Mortgage Investment Trust	28,153	432,430
Ready Capital Corp.	19,765	274,931
Redwood Trust, Inc.	39,381	341,039
Rithm Capital Corp.	140,508	1,532,942
Sachem Capital Corp.	8,248	39,508
Starwood Property Trust, Inc.	93,964	2,219,430
TPG RE Finance Trust, Inc.	16,894	183,300
Two Harbors Investment Corp.	103,517	556,921
		19,476,405
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	15,633	652,834
Blue Foundry Bancorp	9,232	108,291
Capitol Federal Financial, Inc.	37,390	358,570
Columbia Financial, Inc. (a)(b)	11,387	231,612
Essent Group Ltd.	32,731	1,366,847
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,753	303,628
Flagstar Bancorp, Inc.	16,434	677,081
Hingham Institution for Savings	463	134,275
Kearny Financial Corp.	21,286	249,259
Merchants Bancorp	7,201	190,538
MGIC Investment Corp.	94,622	1,337,955
Mr. Cooper Group, Inc. (a)	22,606	1,018,400
New York Community Bancorp, Inc.	141,798	1,505,895
NMI Holdings, Inc. (a)	27,757	525,718
Northfield Bancorp, Inc.	14,808	217,974
Ocwen Financial Corp. (a)	2,028	69,560
PennyMac Financial Services, Inc.	8,855	485,165
Provident Financial Services, Inc.	21,201	516,456
Radian Group, Inc.	52,560	1,175,767
Rocket Companies, Inc. (b)	37,030	352,526
Southern Missouri Bancorp, Inc.	2,388	128,809
TFS Financial Corp.	13,507	197,878
Trustco Bank Corp., New York	5,797	194,547
UWM Holdings Corp. Class A (b)	27,849	104,991
Walker & Dunlop, Inc.	9,526	1,073,009
Waterstone Financial, Inc.	7,883	147,018
WSFS Financial Corp.	19,945	951,775
		14,276,378
TOTAL FINANCIALS		1,418,545,831
HEALTH CARE - 14.1%
Biotechnology - 2.5%
2seventy bio, Inc. (a)(b)	12,594	181,228
4D Molecular Therapeutics, Inc. (a)	8,378	78,753
AbbVie, Inc.	538,199	77,236,938
ACADIA Pharmaceuticals, Inc. (a)	37,245	547,129
Adagio Therapeutics, Inc. (b)	6,063	21,342
Adicet Bio, Inc. (a)	5,719	96,594
ADMA Biologics, Inc. (a)	57,340	122,708
Adverum Biotechnologies, Inc. (a)	19,121	27,917
Aeglea BioTherapeutics, Inc. (a)	12,230	5,080
Agenus, Inc. (a)(b)	70,560	182,045
Agios Pharmaceuticals, Inc. (a)	15,990	344,904
Akebia Therapeutics, Inc. (a)	67,750	26,490
Akero Therapeutics, Inc. (a)	6,714	68,751
Alaunos Therapeutics, Inc. (a)(b)	52,188	61,060
Albireo Pharma, Inc. (a)(b)	5,944	123,576
Aldeyra Therapeutics, Inc. (a)	17,662	89,016
Alector, Inc. (a)	19,221	196,439
Alkermes PLC (a)	51,021	1,306,138
Allakos, Inc. (a)	9,786	31,609
Allogene Therapeutics, Inc. (a)(b)	23,966	311,079
Allovir, Inc. (a)(b)	8,322	38,198
Alnylam Pharmaceuticals, Inc. (a)	36,730	5,217,129
Altimmune, Inc. (a)	12,305	147,783
ALX Oncology Holdings, Inc. (a)	5,646	54,653
Amgen, Inc.	162,758	40,277,722
Amicus Therapeutics, Inc. (a)	75,016	747,159
AnaptysBio, Inc. (a)(b)	6,176	129,325
Anavex Life Sciences Corp. (a)(b)	22,280	228,593
Anika Therapeutics, Inc. (a)	3,908	91,291
Apellis Pharmaceuticals, Inc. (a)	27,946	1,572,801
Applied Molecular Transport, Inc. (a)(b)	5,664	10,762
AquaBounty Technologies, Inc. (a)	17,235	25,508
Arbutus Biopharma Corp. (a)(b)	23,757	54,879
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,139	107,739
Arcus Biosciences, Inc. (a)(b)	13,941	370,691
Arcutis Biotherapeutics, Inc. (a)	7,698	186,753
Ardelyx, Inc. (a)(b)	19,519	13,624
Arrowhead Pharmaceuticals, Inc. (a)	32,749	1,392,815
Assembly Biosciences, Inc. (a)(b)	10,537	21,812
Atara Biotherapeutics, Inc. (a)	25,684	77,823
Athersys, Inc. (a)(b)	75,990	18,929
Atossa Therapeutics, Inc. (a)(b)	38,462	36,197
Atreca, Inc. (a)(b)	5,317	10,474
Aura Biosciences, Inc. (b)	1,734	24,727
AVEO Pharmaceuticals, Inc. (a)	7,607	54,466
Avid Bioservices, Inc. (a)	19,028	373,900
Avidity Biosciences, Inc. (a)(b)	13,426	218,710
Avita Medical, Inc. (a)	6,299	35,463
Beam Therapeutics, Inc. (a)(b)	14,310	901,244
BioAtla, Inc. (a)(b)	4,776	16,238
BioCryst Pharmaceuticals, Inc. (a)(b)	57,342	631,909
Biogen, Inc. (a)	44,980	9,673,399
Biohaven Pharmaceutical Holding Co. Ltd. (a)	19,158	2,797,451
BioMarin Pharmaceutical, Inc. (a)	56,327	4,846,938
BioXcel Therapeutics, Inc. (a)(b)	5,631	86,943
bluebird bio, Inc. (a)(b)	19,130	77,477
Blueprint Medicines Corp. (a)	18,376	938,279
BridgeBio Pharma, Inc. (a)(b)	32,452	281,034
C4 Therapeutics, Inc. (a)(b)	10,993	105,973
Cardiff Oncology, Inc. (a)(b)	20,207	44,657
CareDx, Inc. (a)	15,498	368,697
Caribou Biosciences, Inc.	6,462	52,471
Catalyst Pharmaceutical Partners, Inc. (a)	27,352	280,084
Cel-Sci Corp. (a)(b)	10,115	38,740
Celldex Therapeutics, Inc. (a)	14,314	439,726
Century Therapeutics, Inc. (a)	3,349	35,399
Cerevel Therapeutics Holdings (a)(b)	16,714	439,411
ChemoCentryx, Inc. (a)	14,292	337,577
Chimerix, Inc. (a)	24,476	53,602
Chinook Therapeutics, Inc. (a)	15,350	284,129
Clovis Oncology, Inc. (a)(b)	42,503	70,980
Cogent Biosciences, Inc. (a)	10,834	120,149
Coherus BioSciences, Inc. (a)(b)	18,249	154,569
Concert Pharmaceuticals, Inc. (a)	8,219	46,026
Cortexyme, Inc. (a)(b)	4,446	8,670
Crinetics Pharmaceuticals, Inc. (a)	13,926	267,518
CRISPR Therapeutics AG (a)(b)	21,831	1,637,325
CTI BioPharma Corp. (a)	24,902	162,859
Cue Biopharma, Inc. (a)	8,332	22,663
Cullinan Oncology, Inc. (a)	6,717	90,747
Curis, Inc. (a)	38,247	37,685
Cytokinetics, Inc. (a)(b)	25,710	1,088,304
CytomX Therapeutics, Inc. (a)	16,848	24,093
Day One Biopharmaceuticals, Inc. (a)	6,777	116,090
Deciphera Pharmaceuticals, Inc. (a)	13,320	169,031
Denali Therapeutics, Inc. (a)	29,166	992,227
DermTech, Inc. (a)(b)	6,917	56,719
Design Therapeutics, Inc. (a)	3,174	62,274
Dynavax Technologies Corp. (a)(b)	37,304	536,432
Dyne Therapeutics, Inc. (a)	7,475	78,413
Eagle Pharmaceuticals, Inc. (a)	4,147	164,636
Editas Medicine, Inc. (a)(b)	21,325	339,281
Eiger Biopharmaceuticals, Inc. (a)	10,296	89,472
Emergent BioSolutions, Inc. (a)	13,974	484,059
Enanta Pharmaceuticals, Inc. (a)	5,363	295,769
Entrada Therapeutics, Inc.	3,555	45,504
Epizyme, Inc. (a)	59,159	87,555
Erasca, Inc.	6,305	47,540
Evelo Biosciences, Inc. (a)	11,253	23,744
Exact Sciences Corp. (a)(b)	53,773	2,425,162
Exelixis, Inc. (a)	97,967	2,049,470
Fate Therapeutics, Inc. (a)(b)	25,577	780,866
FibroGen, Inc. (a)	25,149	316,374
Foghorn Therapeutics, Inc. (a)(b)	6,298	92,140
Forma Therapeutics Holdings, Inc. (a)	8,975	74,313
G1 Therapeutics, Inc. (a)(b)	9,423	78,494
Generation Bio Co. (a)(b)	12,136	77,428
Geron Corp. (a)(b)	103,255	196,185
Gilead Sciences, Inc.	382,797	22,872,121
Global Blood Therapeutics, Inc. (a)	18,212	595,897
Gossamer Bio, Inc. (a)(b)	14,807	166,283
Gritstone Bio, Inc. (a)(b)	26,754	67,955
Halozyme Therapeutics, Inc. (a)	42,170	2,062,113
Harpoon Therapeutics, Inc. (a)	6,208	12,106
Heron Therapeutics, Inc. (a)(b)	31,910	88,710
Homology Medicines, Inc. (a)	11,181	24,039
Horizon Therapeutics PLC (a)	69,906	5,800,101
Humacyte, Inc. Class A (a)(b)	19,100	66,468
Humanigen, Inc. (a)(b)	20,513	7,528
iBio, Inc. (a)(b)	52,622	12,024
Icosavax, Inc. (a)(b)	3,894	27,258
Ideaya Biosciences, Inc. (a)(b)	8,906	132,878
IGM Biosciences, Inc. (a)(b)	2,824	45,495
Imago BioSciences, Inc. (b)	2,749	44,259
Immunic, Inc. (a)	5,487	19,424
ImmunityBio, Inc. (a)(b)	18,844	73,303
ImmunoGen, Inc. (a)	60,582	287,159
Immunovant, Inc. (a)(b)	12,341	50,845
Incyte Corp. (a)	57,439	4,461,862
Infinity Pharmaceuticals, Inc. (a)	39,914	25,373
Inhibrx, Inc. (a)(b)	6,823	118,311
Inmune Bio, Inc. (a)(b)	5,280	47,362
Inovio Pharmaceuticals, Inc. (a)(b)	68,559	135,747
Insmed, Inc. (a)	36,957	817,489
Intellia Therapeutics, Inc. (a)	21,837	1,414,164
Intercept Pharmaceuticals, Inc. (a)(b)	6,898	88,018
Ionis Pharmaceuticals, Inc. (a)	42,607	1,600,319
Iovance Biotherapeutics, Inc. (a)(b)	42,691	497,350
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	48,499	555,314
iTeos Therapeutics, Inc. (a)	5,848	143,042
Iveric Bio, Inc. (a)	31,346	335,089
Janux Therapeutics, Inc. (a)(b)	3,913	48,599
Jounce Therapeutics, Inc. (a)	10,317	31,673
Kalvista Pharmaceuticals, Inc. (a)	8,523	105,259
Karuna Therapeutics, Inc. (a)	6,556	853,919
Karyopharm Therapeutics, Inc. (a)(b)	19,025	80,856
Keros Therapeutics, Inc. (a)	4,031	129,314
Kezar Life Sciences, Inc. (a)(b)	12,105	118,266
Kiniksa Pharmaceuticals Ltd. (a)	9,303	92,193
Kinnate Biopharma, Inc. (a)(b)	3,715	39,751
Kodiak Sciences, Inc. (a)	9,357	93,102
Kronos Bio, Inc. (a)	11,849	49,766
Krystal Biotech, Inc. (a)(b)	6,685	485,197
Kura Oncology, Inc. (a)	19,346	296,187
Kymera Therapeutics, Inc. (a)(b)	10,322	227,394
Lexicon Pharmaceuticals, Inc. (a)(b)	21,164	50,370
Ligand Pharmaceuticals, Inc. Class B (a)	5,064	466,040
Lineage Cell Therapeutics, Inc. (a)(b)	35,265	57,835
Macrogenics, Inc. (a)(b)	19,378	60,653
Madrigal Pharmaceuticals, Inc. (a)	3,500	219,870
MannKind Corp. (a)(b)	71,272	245,888
Mersana Therapeutics, Inc. (a)	30,006	152,130
MiMedx Group, Inc. (a)	27,918	95,480
Mirati Therapeutics, Inc. (a)	15,340	987,896
Mirum Pharmaceuticals, Inc. (a)(b)	5,807	145,756
Moderna, Inc. (a)	105,512	17,313,464
Monte Rosa Therapeutics, Inc. (a)(b)	3,844	34,865
Morphic Holding, Inc. (a)	7,693	203,634
Myovant Sciences Ltd. (a)	14,387	188,182
Myriad Genetics, Inc. (a)	24,430	644,463
Natera, Inc. (a)	27,503	1,292,641
Neurocrine Biosciences, Inc. (a)	29,126	2,741,630
NextCure, Inc. (a)(b)	6,405	27,542
Nkarta, Inc. (a)(b)	9,727	131,412
Novavax, Inc. (a)(b)	23,786	1,296,575
Nurix Therapeutics, Inc. (a)(b)	13,272	211,821
Nuvalent, Inc. Class A (a)(b)	3,175	47,181
Ocugen, Inc. (a)(b)	61,263	158,059
Olema Pharmaceuticals, Inc. (a)	7,969	40,004
Organogenesis Holdings, Inc. Class A (a)	19,995	114,771
ORIC Pharmaceuticals, Inc. (a)	8,946	32,742
Outlook Therapeutics, Inc. (a)(b)	54,171	61,213
Oyster Point Pharma, Inc. (a)(b)	3,043	18,349
Palatin Technologies, Inc. (a)(b)	38,374	10,626
Passage Bio, Inc. (a)	10,584	19,792
PDL BioPharma, Inc. (a)(c)	20,940	30,782
PDS Biotechnology Corp. (a)(b)	7,380	31,586
Pieris Pharmaceuticals, Inc. (a)	14,039	24,709
PMV Pharmaceuticals, Inc. (a)(b)	7,577	113,276
Point Biopharma Global, Inc. (a)(b)	22,128	162,420
Praxis Precision Medicines, Inc. (a)(b)	9,597	33,877
Precigen, Inc. (a)	28,484	44,720
Precision BioSciences, Inc. (a)	11,660	17,140
Prelude Therapeutics, Inc. (a)	2,911	14,555
Prometheus Biosciences, Inc. (a)	3,265	139,318
Protagonist Therapeutics, Inc. (a)	13,996	139,260
Prothena Corp. PLC (a)	10,572	328,366
PTC Therapeutics, Inc. (a)	21,400	931,970
Puma Biotechnology, Inc. (a)	8,302	24,325
Radius Health, Inc. (a)	13,175	132,804
RAPT Therapeutics, Inc. (a)	5,487	101,071
Recursion Pharmaceuticals, Inc. (a)(b)	6,398	54,127
Regeneron Pharmaceuticals, Inc. (a)	32,858	19,113,170
REGENXBIO, Inc. (a)	11,322	355,171
Relay Therapeutics, Inc. (a)(b)	23,002	437,498
Repligen Corp. (a)(b)	15,713	3,352,526
Replimune Group, Inc. (a)	10,499	202,421
Revolution Medicines, Inc. (a)	19,107	431,627
Rhythm Pharmaceuticals, Inc. (a)(b)	11,573	145,820
Rigel Pharmaceuticals, Inc. (a)	48,228	57,391
Rocket Pharmaceuticals, Inc. (a)(b)	14,677	212,817
Rubius Therapeutics, Inc. (a)	10,823	7,598
S.A.B. Biotherapeutics, Inc. (a)(b)	9,400	10,152
Sage Therapeutics, Inc. (a)	15,698	540,168
Sana Biotechnology, Inc. (a)(b)	25,993	173,633
Sangamo Therapeutics, Inc. (a)	39,552	169,678
Sarepta Therapeutics, Inc. (a)	26,820	2,492,919
Scholar Rock Holding Corp. (a)	7,430	50,970
Seagen, Inc. (a)	41,068	7,391,419
Selecta Biosciences, Inc. (a)(b)	43,098	68,526
Seres Therapeutics, Inc. (a)	17,842	73,331
Sesen Bio, Inc. (a)	58,324	45,784
Shattuck Labs, Inc. (a)	7,975	30,385
Silverback Therapeutics, Inc. (a)	6,944	35,831
Solid Biosciences, Inc. (a)	29,768	20,093
Sorrento Therapeutics, Inc. (a)(b)	122,198	317,715
Spectrum Pharmaceuticals, Inc. (a)	56,887	46,249
Spero Therapeutics, Inc. (a)	8,169	5,981
Springworks Therapeutics, Inc. (a)(b)	7,585	226,640
Stoke Therapeutics, Inc. (a)	6,061	89,642
Surface Oncology, Inc. (a)	19,680	33,653
Sutro Biopharma, Inc. (a)	12,878	75,336
Syndax Pharmaceuticals, Inc. (a)	14,265	290,578
Taysha Gene Therapies, Inc. (a)(b)	6,954	28,303
TCR2 Therapeutics, Inc. (a)	7,559	24,038
Tenaya Therapeutics, Inc. (a)	4,291	20,468
TG Therapeutics, Inc. (a)	43,227	258,930
Travere Therapeutics, Inc. (a)	15,594	367,083
Turning Point Therapeutics, Inc. (a)	14,980	1,123,200
Twist Bioscience Corp. (a)	17,376	760,026
Tyra Biosciences, Inc. (b)	3,387	36,072
Ultragenyx Pharmaceutical, Inc. (a)	21,473	1,144,081
uniQure B.V. (a)	10,967	278,013
United Therapeutics Corp. (a)	13,840	3,198,009
Vanda Pharmaceuticals, Inc. (a)	15,581	167,963
Vaxart, Inc. (a)(b)	41,382	152,286
Vaxcyte, Inc. (a)	10,321	238,209
VBI Vaccines, Inc. (a)(b)	79,695	67,797
Veracyte, Inc. (a)	21,573	568,233
Verastem, Inc. (a)	56,724	60,695
Vericel Corp. (a)	14,556	473,652
Vertex Pharmaceuticals, Inc. (a)	77,790	21,813,094
Verve Therapeutics, Inc. (a)(b)	4,301	105,891
Viking Therapeutics, Inc. (a)	19,944	60,031
Vir Biotechnology, Inc. (a)	22,250	618,773
Viridian Therapeutics, Inc. (a)(b)	6,511	86,206
VistaGen Therapeutics, Inc. (a)(b)	67,534	9,664
Voyager Therapeutics, Inc. (a)(b)	10,924	73,191
Xencor, Inc. (a)	18,159	520,982
Y-mAbs Therapeutics, Inc. (a)(b)	9,608	149,789
Zentalis Pharmaceuticals, Inc. (a)	15,016	438,467
		312,830,806
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	532,940	58,005,190
Abiomed, Inc. (a)	13,973	4,094,229
Accuray, Inc. (a)	24,842	52,168
Align Technology, Inc. (a)	22,333	6,274,903
Alphatec Holdings, Inc. (a)(b)	19,560	147,482
Angiodynamics, Inc. (a)	11,711	265,723
Apollo Endosurgery, Inc. (a)(b)	5,334	29,924
Artivion, Inc. (a)	11,654	228,418
Asensus Surgical, Inc. (a)(b)	84,927	37,368
Atricure, Inc. (a)	13,535	668,764
Atrion Corp.	412	278,471
Avanos Medical, Inc. (a)	14,338	406,769
AxoGen, Inc. (a)	13,463	125,475
Axonics Modulation Technologies, Inc. (a)	14,467	938,474
Baxter International, Inc.	153,275	8,991,112
Becton, Dickinson & Co.	86,763	21,197,069
Beyond Air, Inc. (a)(b)	8,539	78,815
BioLife Solutions, Inc. (a)	9,512	183,296
Bioventus, Inc. (a)(b)	6,431	54,599
Boston Scientific Corp. (a)	435,610	17,881,791
Butterfly Network, Inc. Class A (a)(b)	41,152	178,600
Cardiovascular Systems, Inc. (a)	12,989	200,160
Cerus Corp. (a)	53,786	290,444
ClearPoint Neuro, Inc. (a)	4,520	64,048
Co.-Diagnostics, Inc. (a)(b)	6,703	43,972
CONMED Corp.	8,993	877,987
CryoPort, Inc. (a)(b)	15,046	559,711
Cutera, Inc. (a)(b)	4,852	225,230
DarioHealth Corp. (a)	5,470	33,422
Dentsply Sirona, Inc.	65,906	2,383,161
DexCom, Inc. (a)	119,745	9,828,670
Eargo, Inc. (a)(b)	8,731	6,199
Edwards Lifesciences Corp. (a)	189,440	19,046,298
Embecta Corp. (a)	17,786	523,442
Enovis Corp. (a)(b)	14,012	836,797
Envista Holdings Corp. (a)	49,605	2,016,443
Figs, Inc. Class A (a)	10,552	111,535
Glaukos Corp. (a)	14,917	803,280
Globus Medical, Inc. (a)	24,517	1,438,903
Haemonetics Corp. (a)	15,722	1,092,522
Heska Corp. (a)	3,328	304,479
Hologic, Inc. (a)	76,186	5,438,157
ICU Medical, Inc. (a)(b)	6,218	1,101,643
IDEXX Laboratories, Inc. (a)	25,653	10,240,165
Inari Medical, Inc. (a)(b)	10,473	812,495
Inogen, Inc. (a)	6,423	178,688
Insulet Corp. (a)	21,028	5,210,738
Integer Holdings Corp. (a)	9,822	686,460
Integra LifeSciences Holdings Corp. (a)	21,748	1,197,010
Intuitive Surgical, Inc. (a)	109,413	25,183,590
IRadimed Corp.	2,130	89,993
iRhythm Technologies, Inc. (a)	9,125	1,410,999
Lantheus Holdings, Inc. (a)	20,816	1,597,004
LeMaitre Vascular, Inc. (b)	5,503	277,076
LivaNova PLC (a)	16,130	1,026,997
Masimo Corp. (a)	15,508	2,242,147
Medtronic PLC	408,389	37,784,150
Meridian Bioscience, Inc. (a)	12,946	409,870
Merit Medical Systems, Inc. (a)	15,142	870,362
Mesa Laboratories, Inc. (b)	1,549	330,324
Neogen Corp. (a)	33,192	767,731
Nevro Corp. (a)	10,637	461,114
Novocure Ltd. (a)(b)	27,531	1,871,833
NuVasive, Inc. (a)	16,109	846,045
Omnicell, Inc. (a)	13,339	1,468,891
OraSure Technologies, Inc. (a)	19,931	60,989
Orthofix International NV (a)	6,582	168,828
OrthoPediatrics Corp. (a)(b)	3,923	185,362
Outset Medical, Inc. (a)	12,232	188,984
Owlet, Inc. (a)(b)	21,633	46,078
Penumbra, Inc. (a)	10,720	1,494,154
PROCEPT BioRobotics Corp.	2,227	85,294
Pulmonx Corp. (a)	11,674	198,925
QuidelOrtho Corp. (a)	15,229	1,553,967
Quotient Ltd. (a)	24,935	6,483
ResMed, Inc.	44,468	10,695,443
Seaspine Holdings Corp. (a)	9,689	57,553
Semler Scientific, Inc. (a)	2,238	69,445
Senseonics Holdings, Inc. (a)(b)	125,352	161,704
Shockwave Medical, Inc. (a)(b)	10,875	2,293,864
SI-BONE, Inc. (a)(b)	7,854	105,558
Sientra, Inc. (a)(b)	13,822	10,228
Sight Sciences, Inc.	3,455	32,062
Silk Road Medical, Inc. (a)(b)	11,125	506,299
SmileDirectClub, Inc. (a)(b)	28,595	32,884
Staar Surgical Co. (a)	14,448	1,165,954
Stereotaxis, Inc. (a)	15,519	32,435
STERIS PLC	30,504	6,883,228
Stryker Corp.	102,509	22,013,808
SurModics, Inc. (a)	4,498	156,530
Tactile Systems Technology, Inc. (a)	5,822	45,121
Tandem Diabetes Care, Inc. (a)	19,901	1,317,645
Teleflex, Inc.	14,233	3,422,467
The Cooper Companies, Inc.	15,151	4,954,377
TransMedics Group, Inc. (a)	8,513	343,755
Treace Medical Concepts, Inc. (a)	3,998	67,646
UFP Technologies, Inc. (a)	2,093	168,528
Utah Medical Products, Inc.	1,086	99,195
Vapotherm, Inc. (a)	6,703	15,283
Varex Imaging Corp. (a)(b)	11,090	247,196
Vicarious Surgical, Inc. (a)	15,724	61,324
ViewRay, Inc. (a)	48,669	148,440
Zimmer Biomet Holdings, Inc.	63,628	7,023,895
Zimvie, Inc. (a)(b)	6,051	117,510
Zomedica Corp. (a)(b)	318,952	82,322
Zynex, Inc. (b)	5,748	49,318
		328,678,906
Health Care Providers & Services - 3.1%
1Life Healthcare, Inc. (a)	53,192	901,072
23andMe Holding Co. Class A (a)(b)	64,745	179,991
Acadia Healthcare Co., Inc. (a)	27,286	2,262,282
Accolade, Inc. (a)	17,821	164,666
AdaptHealth Corp. (a)(b)	30,419	672,564
Addus HomeCare Corp. (a)	5,161	478,992
Agiliti, Inc. (a)(b)	8,308	181,862
Amedisys, Inc. (a)(b)	9,768	1,170,695
AmerisourceBergen Corp.	45,905	6,698,917
AMN Healthcare Services, Inc. (a)	13,610	1,530,308
Apollo Medical Holdings, Inc. (a)(b)	11,926	632,436
ATI Physical Therapy, Inc. (a)(b)	17,845	18,737
Aveanna Healthcare Holdings, Inc. (a)(b)	13,072	27,713
Brookdale Senior Living, Inc. (a)	54,977	264,989
Cano Health, Inc. (a)(b)	55,112	335,632
Cardinal Health, Inc.	82,693	4,925,195
CareMax, Inc. Class A (a)	20,985	150,043
Castle Biosciences, Inc. (a)	6,933	193,847
Centene Corp. (a)	178,158	16,563,386
Chemed Corp.	4,571	2,199,062
Cigna Corp.	96,651	26,613,819
Clover Health Investments Corp. (a)(b)	97,163	272,056
Community Health Systems, Inc. (a)	36,998	110,254
Corvel Corp. (a)	2,875	474,059
Covetrus, Inc. (a)	31,113	646,217
Cross Country Healthcare, Inc. (a)	10,729	282,816
CVS Health Corp.	399,230	38,198,326
DaVita HealthCare Partners, Inc. (a)	18,650	1,569,584
DocGo, Inc. Class A (a)(b)	23,279	179,947
Elevance Health, Inc.	73,453	35,044,426
Encompass Health Corp.	30,070	1,522,143
Enhabit Home Health & Hospice (a)	13,381	234,301
Fulgent Genetics, Inc. (a)	5,908	353,003
Guardant Health, Inc. (a)	30,948	1,552,661
Hanger, Inc. (a)	11,091	205,960
HCA Holdings, Inc.	69,313	14,723,467
HealthEquity, Inc. (a)	25,481	1,482,230
Henry Schein, Inc. (a)	42,019	3,312,358
Hims & Hers Health, Inc. (a)(b)	39,481	244,387
Humana, Inc.	38,523	18,568,086
InfuSystems Holdings, Inc. (a)	4,576	44,708
Invitae Corp. (a)(b)	58,225	110,628
Laboratory Corp. of America Holdings	28,332	7,428,367
LHC Group, Inc. (a)	9,474	1,544,830
McKesson Corp.	44,299	15,131,652
MEDNAX, Inc. (a)	25,713	582,657
Modivcare, Inc. (a)	3,600	359,280
Molina Healthcare, Inc. (a)	17,812	5,837,349
National Healthcare Corp.	3,866	274,602
National Research Corp. Class A	4,204	159,332
Oak Street Health, Inc. (a)(b)	42,299	1,224,556
Opko Health, Inc. (a)(b)	123,114	290,549
Option Care Health, Inc. (a)	42,150	1,416,240
Owens & Minor, Inc.	23,246	823,141
Patterson Companies, Inc.	25,607	795,353
Pennant Group, Inc. (a)	7,614	101,571
PetIQ, Inc. Class A (a)	7,858	128,871
Premier, Inc.	35,705	1,373,214
Privia Health Group, Inc. (a)	8,166	300,345
Progyny, Inc. (a)	22,080	674,102
Quest Diagnostics, Inc.	36,038	4,921,710
R1 Rcm, Inc. (a)	40,592	1,014,800
RadNet, Inc. (a)	14,162	291,312
Select Medical Holdings Corp.	31,460	931,845
Sema4 Holdings Corp. Class A (a)(b)	83,854	135,843
Surgery Partners, Inc. (a)	10,548	415,380
Talkspace, Inc. Class A (a)	18,949	35,435
Tenet Healthcare Corp. (a)	32,552	2,152,338
The Ensign Group, Inc.	16,224	1,292,891
The Joint Corp. (a)	4,563	78,027
U.S. Physical Therapy, Inc.	3,842	498,615
UnitedHealth Group, Inc.	285,623	154,904,778
Universal Health Services, Inc. Class B	20,526	2,308,559
		392,725,369
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	36,080	570,786
American Well Corp. (a)	65,919	257,084
Certara, Inc. (a)(b)	31,594	726,346
Change Healthcare, Inc. (a)	77,451	1,879,736
Computer Programs & Systems, Inc. (a)	5,009	169,104
Definitive Healthcare Corp.	8,282	215,166
Doximity, Inc. (a)(b)	28,127	1,190,335
Evolent Health, Inc. (a)	24,733	840,675
GoodRx Holdings, Inc. (a)(b)	20,689	128,892
Health Catalyst, Inc. (a)(b)	17,674	295,863
HealthStream, Inc. (a)	8,543	205,545
iCAD, Inc. (a)	5,426	20,239
Inspire Medical Systems, Inc. (a)	8,308	1,736,289
MultiPlan Corp. Class A (a)(b)	71,952	364,077
Nextgen Healthcare, Inc. (a)	16,318	279,364
OptimizeRx Corp. (a)(b)	5,200	116,844
Phreesia, Inc. (a)	15,637	367,313
Schrodinger, Inc. (a)	14,035	439,296
Sharecare, Inc. Class A (a)(b)	88,550	126,627
Simulations Plus, Inc.	4,935	316,580
Tabula Rasa HealthCare, Inc. (a)(b)	5,664	25,205
Teladoc Health, Inc. (a)(b)	48,519	1,787,925
Veeva Systems, Inc. Class A (a)	42,720	9,551,338
		21,610,629
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	28,691	1,151,944
Adaptive Biotechnologies Corp. (a)	31,196	285,755
Agilent Technologies, Inc.	91,495	12,269,480
Avantor, Inc. (a)	186,353	5,407,964
Azenta, Inc.	22,644	1,545,679
Berkeley Lights, Inc. (a)(b)	13,996	62,842
Bio-Rad Laboratories, Inc. Class A (a)	6,627	3,732,724
Bio-Techne Corp.	11,965	4,609,875
BioNano Genomics, Inc. (a)(b)	91,524	170,235
Bruker Corp.	30,811	2,112,094
Charles River Laboratories International, Inc. (a)	15,595	3,907,171
ChromaDex, Inc. (a)(b)	12,689	21,825
Codexis, Inc. (a)	17,603	120,757
Danaher Corp.	196,917	57,395,398
Frontage Holdings Corp. (a)(d)	190,000	62,205
Illumina, Inc. (a)	47,934	10,386,339
Inotiv, Inc. (a)(b)	4,563	85,237
IQVIA Holdings, Inc. (a)	57,551	13,827,779
Maravai LifeSciences Holdings, Inc. (a)	33,094	863,422
Medpace Holdings, Inc. (a)	8,217	1,393,028
Mettler-Toledo International, Inc. (a)	6,917	9,336,082
Nanostring Technologies, Inc. (a)	13,314	170,419
Nautilus Biotechnology, Inc. (a)(b)	11,440	33,290
NeoGenomics, Inc. (a)	39,417	398,900
Pacific Biosciences of California, Inc. (a)(b)	66,262	289,565
PerkinElmer, Inc.	38,514	5,899,189
Personalis, Inc. (a)	10,370	38,265
Quanterix Corp. (a)	9,626	153,920
Quantum-Si, Inc. (a)	26,118	84,884
Science 37 Holdings, Inc. (a)	14,077	28,013
Seer, Inc. (a)(b)	9,933	89,397
SomaLogic, Inc. Class A (a)	43,813	221,256
Sotera Health Co. (a)	30,319	582,125
Standard BioTools, Inc. (a)(b)	20,426	29,618
Syneos Health, Inc. (a)	31,448	2,488,795
Thermo Fisher Scientific, Inc.	119,142	71,295,764
Waters Corp. (a)	18,354	6,681,407
West Pharmaceutical Services, Inc.	22,612	7,768,579
		225,001,221
Pharmaceuticals - 3.9%
9 Meters Biopharma, Inc. (a)	64,756	14,253
Aclaris Therapeutics, Inc. (a)	16,091	247,962
Aerie Pharmaceuticals, Inc. (a)(b)	12,944	90,737
Amneal Pharmaceuticals, Inc. (a)	31,218	110,512
Amphastar Pharmaceuticals, Inc. (a)	11,558	432,154
Ampio Pharmaceuticals, Inc. (a)(b)	42,328	6,434
ANI Pharmaceuticals, Inc. (a)(b)	4,131	141,487
Arvinas Holding Co. LLC (a)	13,734	729,413
Atea Pharmaceuticals, Inc. (a)	17,712	145,238
Athira Pharma, Inc. (a)(b)	10,098	35,141
Axsome Therapeutics, Inc. (a)(b)	9,016	347,927
Bristol-Myers Squibb Co.	648,467	47,843,895
Cara Therapeutics, Inc. (a)(b)	13,069	114,223
Cassava Sciences, Inc. (a)(b)	11,303	184,578
Catalent, Inc. (a)	54,668	6,182,951
Citius Pharmaceuticals, Inc. (a)(b)	27,550	24,602
Clearside Biomedical, Inc. (a)	16,913	26,046
Collegium Pharmaceutical, Inc. (a)(b)	10,399	178,759
Corcept Therapeutics, Inc. (a)(b)	28,516	817,269
CymaBay Therapeutics, Inc. (a)	21,758	68,103
DICE Therapeutics, Inc.	4,811	82,942
Edgewise Therapeutics, Inc. (a)	4,994	48,292
Elanco Animal Health, Inc. (a)	145,935	2,956,643
Eli Lilly & Co.	240,168	79,180,988
Endo International PLC (a)	73,086	38,750
Esperion Therapeutics, Inc. (a)(b)	19,401	111,944
Evolus, Inc. (a)(b)	10,477	129,181
Eyepoint Pharmaceuticals, Inc. (a)	7,957	72,647
Fulcrum Therapeutics, Inc. (a)	9,196	54,072
Harmony Biosciences Holdings, Inc. (a)	6,914	350,747
Innoviva, Inc. (a)	18,814	269,793
Intra-Cellular Therapies, Inc. (a)	26,421	1,429,905
Jazz Pharmaceuticals PLC (a)	18,984	2,962,643
Johnson & Johnson	801,177	139,821,410
KemPharm, Inc. (a)(b)	9,240	51,744
Liquidia Technologies, Inc. (a)(b)	13,701	67,203
Marinus Pharmaceuticals, Inc. (a)(b)	10,999	61,264
Merck & Co., Inc.	770,035	68,794,927
Nektar Therapeutics (a)(b)	53,907	213,472
NGM Biopharmaceuticals, Inc. (a)	12,159	176,062
Nuvation Bio, Inc. (a)	35,584	98,212
Ocular Therapeutix, Inc. (a)	20,980	93,990
Omeros Corp. (a)(b)	19,278	96,004
Organon & Co.	76,840	2,437,365
Pacira Biosciences, Inc. (a)	13,658	772,496
Paratek Pharmaceuticals, Inc. (a)(b)	11,958	27,384
Perrigo Co. PLC	40,625	1,700,969
Pfizer, Inc.	1,708,607	86,301,740
Phathom Pharmaceuticals, Inc. (a)(b)	4,790	44,116
Phibro Animal Health Corp. Class A	6,283	122,958
Pliant Therapeutics, Inc. (a)	6,745	117,161
Prestige Brands Holdings, Inc. (a)	14,838	894,880
Provention Bio, Inc. (a)	13,480	51,494
Reata Pharmaceuticals, Inc. (a)(b)	8,185	251,116
Relmada Therapeutics, Inc. (a)	7,801	199,706
Revance Therapeutics, Inc. (a)	21,845	339,034
Royalty Pharma PLC	109,856	4,777,637
Seelos Therapeutics, Inc. (a)(b)	37,595	31,587
SIGA Technologies, Inc. (b)	11,599	199,387
Supernus Pharmaceuticals, Inc. (a)	16,955	538,321
Theravance Biopharma, Inc. (a)	16,083	141,370
Theseus Pharmaceuticals, Inc.	3,491	25,170
Tricida, Inc. (a)(b)	9,901	90,693
Ventyx Biosciences, Inc.	3,063	46,282
Viatris, Inc.	367,968	3,565,610
Xeris Biopharma Holdings, Inc. (a)(b)	34,104	48,428
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	1,629
Zoetis, Inc. Class A	143,158	26,133,493
Zynerba Pharmaceuticals, Inc. (a)(b)	12,107	13,802
		483,778,347
TOTAL HEALTH CARE		1,764,625,278
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.5%
AAR Corp. (a)	9,674	430,783
Aerojet Rocketdyne Holdings, Inc. (a)	22,676	990,714
AeroVironment, Inc. (a)	6,863	594,610
AerSale Corp. (a)(b)	5,099	89,283
Archer Aviation, Inc. Class A (a)(b)	35,815	144,693
Astra Space, Inc. Class A (a)(b)	38,863	55,574
Astronics Corp. (a)	7,109	79,763
Axon Enterprise, Inc. (a)	21,648	2,385,393
BWX Technologies, Inc.	28,090	1,592,141
Byrna Technologies, Inc. (a)(b)	4,506	36,904
Cadre Holdings, Inc.	1,818	42,996
Curtiss-Wright Corp.	11,889	1,705,358
Ducommun, Inc. (a)	3,558	168,436
General Dynamics Corp.	70,290	15,932,634
HEICO Corp.	13,771	2,171,824
HEICO Corp. Class A	21,511	2,746,524
Hexcel Corp.	25,036	1,514,928
Howmet Aerospace, Inc.	114,882	4,265,569
Huntington Ingalls Industries, Inc.	12,271	2,660,844
Kaman Corp.	8,677	267,078
Kratos Defense & Security Solutions, Inc. (a)	37,894	545,295
L3Harris Technologies, Inc.	58,776	14,104,477
Lockheed Martin Corp.	72,115	29,841,908
Maxar Technologies, Inc.	22,269	611,952
Mercury Systems, Inc. (a)	17,993	1,061,767
Momentus, Inc. Class A (a)	23,554	41,455
Moog, Inc. Class A	8,601	736,590
National Presto Industries, Inc.	1,402	99,822
Northrop Grumman Corp.	44,504	21,312,966
Park Aerospace Corp.	7,178	87,572
Parsons Corp. (a)	8,036	347,396
Raytheon Technologies Corp.	453,112	42,234,570
Rocket Lab U.S.A., Inc. Class A (a)(b)	43,260	202,024
Spirit AeroSystems Holdings, Inc. Class A	32,161	1,055,524
Textron, Inc.	65,377	4,291,346
The Boeing Co. (a)	169,456	26,996,035
TransDigm Group, Inc. (a)	15,817	9,843,552
Triumph Group, Inc. (a)	18,629	289,495
V2X, Inc. (a)	3,976	132,162
Virgin Galactic Holdings, Inc. (a)(b)	53,668	399,290
Woodward, Inc.	18,519	1,938,939
		194,050,186
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	17,229	539,957
Atlas Air Worldwide Holdings, Inc. (a)	7,967	603,182
C.H. Robinson Worldwide, Inc.	38,882	4,304,237
Expeditors International of Washington, Inc.	51,369	5,457,956
FedEx Corp.	72,676	16,940,049
Forward Air Corp.	8,223	862,839
GXO Logistics, Inc. (a)	31,454	1,509,792
Hub Group, Inc. Class A (a)	10,323	788,677
United Parcel Service, Inc. Class B	223,547	43,567,075
		74,573,764
Airlines - 0.2%
Alaska Air Group, Inc. (a)	38,253	1,695,755
Allegiant Travel Co. (a)	4,771	550,144
American Airlines Group, Inc. (a)	198,491	2,721,312
Blade Air Mobility, Inc. (a)	14,338	79,648
Delta Air Lines, Inc. (a)	195,083	6,203,639
Hawaiian Holdings, Inc. (a)	15,617	233,630
JetBlue Airways Corp. (a)	99,692	839,407
Joby Aviation, Inc. (a)	79,224	438,901
Mesa Air Group, Inc. (a)	7,138	16,132
SkyWest, Inc. (a)	14,968	361,477
Southwest Airlines Co. (a)	180,236	6,870,596
Spirit Airlines, Inc. (a)	33,216	822,760
Sun Country Airlines Holdings, Inc. (a)(b)	9,425	190,102
United Airlines Holdings, Inc. (a)	99,444	3,654,567
Wheels Up Experience, Inc. Class A (a)(b)	53,485	119,806
		24,797,876
Building Products - 0.6%
A.O. Smith Corp.	39,388	2,492,079
AAON, Inc.	13,032	784,135
Advanced Drain Systems, Inc.	17,222	2,042,529
Allegion PLC	26,923	2,845,761
American Woodmark Corp. (a)	5,011	251,652
Apogee Enterprises, Inc.	7,502	312,158
Armstrong World Industries, Inc.	14,282	1,276,097
Builders FirstSource, Inc. (a)	52,309	3,557,012
Carlisle Companies, Inc.	15,639	4,630,708
Carrier Global Corp.	257,924	10,453,660
CSW Industrials, Inc.	4,701	561,628
Fortune Brands Home & Security, Inc.	39,729	2,768,317
Gibraltar Industries, Inc. (a)	9,456	442,446
Griffon Corp.	14,404	432,264
Hayward Holdings, Inc. (a)(b)	18,563	216,630
Insteel Industries, Inc.	5,691	178,128
Janus International Group, Inc. (a)	17,363	176,582
Jeld-Wen Holding, Inc. (a)	27,474	488,488
Johnson Controls International PLC	212,210	11,440,241
Lennox International, Inc.	10,003	2,396,019
Masco Corp.	72,201	3,998,491
Masonite International Corp. (a)	7,046	641,397
Owens Corning	29,422	2,728,596
PGT Innovations, Inc. (a)	18,131	397,069
Quanex Building Products Corp.	9,913	243,959
Resideo Technologies, Inc. (a)	43,487	978,892
Simpson Manufacturing Co. Ltd.	13,221	1,365,465
Tecnoglass, Inc.	6,091	136,499
The AZEK Co., Inc. (a)	34,247	708,228
Trane Technologies PLC	71,127	10,454,958
Trex Co., Inc. (a)	34,669	2,236,844
UFP Industries, Inc.	18,831	1,736,407
View, Inc. Class A (a)(b)	26,144	57,778
Zurn Elkay Water Solutions Cor	38,111	1,103,313
		74,534,430
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	20,029	898,100
ACCO Brands Corp.	27,143	194,615
ACV Auctions, Inc. Class A (a)	35,586	262,981
Aris Water Solution, Inc. Class A (b)	5,710	120,881
Aurora Innovation, Inc. (a)(b)	90,954	231,023
Brady Corp. Class A	14,850	710,573
BrightView Holdings, Inc. (a)	13,371	175,695
Casella Waste Systems, Inc. Class A (a)	15,221	1,232,140
Cimpress PLC (a)	5,958	239,452
Cintas Corp.	26,435	11,247,828
Clean Harbors, Inc. (a)	15,146	1,478,098
Copart, Inc. (a)	65,184	8,350,070
CoreCivic, Inc. (a)	36,940	397,844
Deluxe Corp.	12,154	305,552
Driven Brands Holdings, Inc. (a)	17,789	540,430
Ennis, Inc.	7,173	156,730
Harsco Corp. (a)	23,894	114,930
Healthcare Services Group, Inc.	23,931	343,171
Heritage-Crystal Clean, Inc. (a)	5,026	168,673
HNI Corp.	12,862	454,286
IAA, Inc. (a)	40,528	1,529,121
Interface, Inc.	16,649	241,244
KAR Auction Services, Inc. (a)	36,931	631,520
Kimball International, Inc. Class B	13,170	107,862
Matthews International Corp. Class A	9,591	268,068
Millerknoll, Inc.	23,263	700,449
Montrose Environmental Group, Inc. (a)	7,727	310,007
MSA Safety, Inc.	11,121	1,427,269
Pitney Bowes, Inc.	47,551	155,492
Republic Services, Inc.	63,454	8,798,532
Rollins, Inc.	69,272	2,671,821
SP Plus Corp. (a)	6,961	238,484
Steelcase, Inc. Class A	27,507	306,153
Stericycle, Inc. (a)(b)	27,906	1,307,954
Tetra Tech, Inc.	16,503	2,529,415
The Brink's Co.	14,515	826,484
The GEO Group, Inc. (a)	35,542	233,156
UniFirst Corp.	4,651	911,084
Viad Corp. (a)	6,018	203,228
VSE Corp.	3,357	140,826
Waste Management, Inc.	116,195	19,121,049
		70,282,290
Construction & Engineering - 0.2%
AECOM	43,523	3,133,656
Ameresco, Inc. Class A (a)(b)	9,226	527,912
API Group Corp. (a)	63,394	1,122,708
Arcosa, Inc.	14,677	756,746
Argan, Inc.	4,635	172,237
Comfort Systems U.S.A., Inc.	10,657	1,126,019
Construction Partners, Inc. Class A (a)	12,409	295,086
Dycom Industries, Inc. (a)	9,155	944,430
EMCOR Group, Inc.	15,608	1,816,303
Fluor Corp. (a)	42,905	1,090,216
Granite Construction, Inc.	14,192	424,341
Great Lakes Dredge & Dock Corp. (a)	20,417	263,992
IES Holdings, Inc. (a)	2,725	89,925
Infrastructure and Energy Alternatives, Inc. (a)	9,335	131,810
MasTec, Inc. (a)	17,385	1,372,198
Matrix Service Co. (a)	6,450	35,733
MDU Resources Group, Inc.	62,796	1,794,082
MYR Group, Inc. (a)	5,045	480,435
Northwest Pipe Co. (a)	3,168	99,317
NV5 Global, Inc. (a)	3,707	502,669
Primoris Services Corp.	15,966	372,966
Quanta Services, Inc.	43,839	6,081,784
Sterling Construction Co., Inc. (a)	8,817	226,685
Tutor Perini Corp. (a)	13,797	125,277
Valmont Industries, Inc.	6,560	1,780,909
Willscot Mobile Mini Holdings (a)	68,241	2,634,785
		27,402,221
Electrical Equipment - 0.7%
Acuity Brands, Inc.	10,531	1,920,854
Advent Technologies Holdings, Inc. Class A (a)(b)	16,161	44,120
American Superconductor Corp. (a)	9,005	55,291
AMETEK, Inc.	70,324	8,685,014
Array Technologies, Inc. (a)	40,931	689,687
Atkore, Inc. (a)	13,129	1,303,316
AZZ, Inc.	7,554	321,347
Babcock & Wilcox Enterprises, Inc. (a)	17,617	140,231
Beam Global (a)(b)	2,551	40,255
Blink Charging Co. (a)(b)	11,035	233,611
Bloom Energy Corp. Class A (a)(b)	49,704	1,005,512
ChargePoint Holdings, Inc. Class A (a)(b)	55,324	835,946
Eaton Corp. PLC	121,627	18,048,231
Emerson Electric Co.	181,084	16,310,236
Encore Wire Corp.	6,042	836,636
Energous Corp. (a)(b)	41,860	49,395
EnerSys	12,989	856,105
Enovix Corp. (a)(b)	32,998	439,533
Eos Energy Enterprises, Inc. (a)(b)	17,544	55,614
ESS Tech, Inc. Class A (a)(b)	18,654	70,885
Fluence Energy, Inc. (b)	11,247	154,534
FTC Solar, Inc. (a)(b)	7,623	38,267
FuelCell Energy, Inc. (a)(b)	106,049	380,716
Generac Holdings, Inc. (a)	19,373	5,197,776
GrafTech International Ltd.	59,345	456,957
Hubbell, Inc. Class B	16,288	3,567,398
KULR Technology Group, Inc. (a)(b)	24,540	36,319
Nuvve Holding Corp. (a)(b)	5,650	19,832
nVent Electric PLC	49,771	1,757,414
Plug Power, Inc. (a)(b)	159,513	3,404,007
Powell Industries, Inc.	3,022	72,407
Regal Rexnord Corp.	20,588	2,764,968
Rockwell Automation, Inc.	35,378	9,031,296
Romeo Power, Inc. (a)(b)	35,399	19,469
Sensata Technologies, Inc. PLC	47,615	2,117,439
Shoals Technologies Group, Inc. (a)	34,280	810,036
Stem, Inc. (a)(b)	40,040	453,653
Sunrun, Inc. (a)	63,868	2,087,845
Thermon Group Holdings, Inc. (a)	10,840	168,779
TPI Composites, Inc. (a)(b)	11,651	191,892
Vertiv Holdings Co.	93,277	1,065,223
Vicor Corp. (a)	6,542	477,304
		86,215,350
Industrial Conglomerates - 0.7%
3M Co.	173,266	24,818,622
General Electric Co.	335,370	24,787,197
Honeywell International, Inc.	207,278	39,892,724
		89,498,543
Machinery - 1.8%
AGCO Corp.	18,431	2,007,505
Alamo Group, Inc.	2,796	361,830
Albany International Corp. Class A	10,001	912,791
Allison Transmission Holdings, Inc.	29,474	1,234,076
Altra Industrial Motion Corp.	19,419	810,355
Astec Industries, Inc.	6,686	328,483
Barnes Group, Inc.	13,602	460,020
Berkshire Grey, Inc. Class A (a)(b)	15,564	27,393
Blue Bird Corp. (a)	5,484	61,201
Caterpillar, Inc.	162,496	32,214,832
Chart Industries, Inc. (a)(b)	10,893	2,125,115
CIRCOR International, Inc. (a)	5,516	96,034
Columbus McKinnon Corp. (NY Shares)	8,981	297,271
Commercial Vehicle Group, Inc. (a)	8,737	67,275
Crane Holdings Co.	14,676	1,451,897
Cummins, Inc.	43,058	9,529,166
Deere & Co.	85,035	29,182,311
Desktop Metal, Inc. (a)(b)	56,811	121,007
Donaldson Co., Inc.	38,699	2,105,613
Douglas Dynamics, Inc.	6,954	221,554
Dover Corp.	44,000	5,881,920
Energy Recovery, Inc. (a)	11,033	245,264
Enerpac Tool Group Corp. Class A	17,708	359,472
EnPro Industries, Inc.	6,088	569,106
ESAB Corp.	13,534	557,871
ESCO Technologies, Inc.	8,371	649,171
Evoqua Water Technologies Corp. (a)	37,063	1,412,471
Federal Signal Corp.	17,751	737,022
Flowserve Corp.	39,422	1,334,040
Fortive Corp.	109,327	7,046,125
Franklin Electric Co., Inc.	11,555	1,049,425
Gates Industrial Corp. PLC (a)	29,096	357,881
Gorman-Rupp Co.	6,565	201,546
Graco, Inc.	51,759	3,476,134
Helios Technologies, Inc.	10,470	720,545
Hillenbrand, Inc.	21,938	1,013,536
Hillman Solutions Corp. Class A (a)(b)	30,531	315,996
Hydrofarm Holdings Group, Inc. (a)(b)	11,475	37,064
Hyliion Holdings Corp. Class A (a)(b)	36,573	143,732
Hyster-Yale Materials Handling Class A	2,834	98,028
Hyzon Motors, Inc. Class A (a)(b)	27,450	110,349
IDEX Corp.	23,263	4,856,151
Illinois Tool Works, Inc.	86,277	17,924,910
Ingersoll Rand, Inc.	123,448	6,147,710
ITT, Inc.	25,864	1,940,576
John Bean Technologies Corp.	9,536	1,070,988
Kadant, Inc.	3,519	717,348
Kennametal, Inc.	24,389	654,845
Lightning eMotors, Inc. (a)(b)	8,869	31,485
Lincoln Electric Holdings, Inc.	17,595	2,488,637
Lindsay Corp.	3,251	500,524
Luxfer Holdings PLC sponsored	8,629	140,998
Manitowoc Co., Inc. (a)	9,559	109,259
Markforged Holding Corp. (a)(b)	21,473	47,026
Meritor, Inc. (a)	21,414	779,898
Microvast Holdings, Inc. (a)	70,961	188,047
Middleby Corp. (a)	16,543	2,393,607
Mueller Industries, Inc.	16,973	1,142,792
Mueller Water Products, Inc. Class A	45,761	595,808
Nikola Corp. (a)(b)	61,958	385,379
Nordson Corp.	16,367	3,780,613
Omega Flex, Inc.	971	111,655
Oshkosh Corp.	20,121	1,732,418
Otis Worldwide Corp.	128,956	10,080,491
PACCAR, Inc.	105,664	9,670,369
Parker Hannifin Corp.	39,075	11,296,192
Pentair PLC	50,138	2,451,247
Proterra, Inc. Class A (a)	55,287	297,997
Proto Labs, Inc. (a)	7,929	387,649
RBC Bearings, Inc. (a)(b)	8,745	2,063,820
REV Group, Inc.	9,672	112,582
Sarcos Technology and Robotics Corp. Class A (a)(b)	18,159	60,833
Shyft Group, Inc. (The)	9,228	239,374
Snap-On, Inc.	16,191	3,627,594
SPX Corp. (a)	14,218	840,710
Standex International Corp.	3,492	339,003
Stanley Black & Decker, Inc.	46,131	4,489,930
Tennant Co.	5,474	366,922
Terex Corp.	21,070	706,056
The Greenbrier Companies, Inc.	9,426	299,935
Timken Co.	20,886	1,365,527
Titan International, Inc. (a)	15,309	256,579
Toro Co.	32,081	2,758,645
Trinity Industries, Inc.	21,848	566,956
Velo3D, Inc. (a)(b)	18,700	60,027
Wabash National Corp.	14,941	269,834
Watts Water Technologies, Inc. Class A	8,397	1,159,878
Westinghouse Air Brake Tech Co.	55,913	5,226,188
Xos, Inc. Class A (a)(b)	12,908	23,105
Xylem, Inc.	54,554	5,020,605
		221,711,149
Marine - 0.0%
Eagle Bulk Shipping, Inc.	4,108	217,436
Genco Shipping & Trading Ltd.	10,065	194,053
Kirby Corp. (a)	18,316	1,161,967
Matson, Inc.	12,324	1,129,741
Pangaea Logistics Solutions Ltd.	8,081	41,051
		2,744,248
Professional Services - 0.6%
Alight, Inc. Class A (a)	79,275	597,734
ASGN, Inc. (a)	15,791	1,638,474
Atlas Technical Consultants, Inc. (a)	4,697	32,973
Barrett Business Services, Inc.	2,080	169,707
BlackSky Technology, Inc. Class A (a)(b)	19,558	46,744
Booz Allen Hamilton Holding Corp. Class A	40,629	3,899,571
CACI International, Inc. Class A (a)	7,059	2,133,865
CBIZ, Inc. (a)	15,533	708,615
Clarivate Analytics PLC (a)	119,752	1,735,206
CoStar Group, Inc. (a)	120,975	8,781,575
CRA International, Inc.	2,273	225,050
Dun & Bradstreet Holdings, Inc.	47,472	748,159
Equifax, Inc.	37,246	7,781,062
Exponent, Inc.	15,611	1,568,749
First Advantage Corp. (a)	11,906	167,041
Forrester Research, Inc. (a)	3,280	152,487
Franklin Covey Co. (a)	3,703	193,778
FTI Consulting, Inc. (a)	10,420	1,704,295
Heidrick & Struggles International, Inc.	6,057	188,615
HireRight Holdings Corp.	6,894	102,445
Huron Consulting Group, Inc. (a)	6,620	444,202
ICF International, Inc.	4,971	469,014
Insperity, Inc.	10,931	1,199,568
Jacobs Engineering Group, Inc.	39,090	5,367,057
KBR, Inc.	42,708	2,273,347
Kelly Services, Inc. Class A (non-vtg.)	10,915	236,637
Kforce, Inc.	5,895	388,186
Korn Ferry	16,681	1,092,772
Leidos Holdings, Inc.	41,445	4,434,615
Manpower, Inc.	16,334	1,280,749
ManTech International Corp. Class A	8,324	797,606
Nielsen Holdings PLC	109,175	2,614,741
Red Violet, Inc. (a)(b)	3,483	82,199
Resources Connection, Inc.	9,382	201,338
Robert Half International, Inc.	33,785	2,673,745
Science Applications International Corp.	17,104	1,656,864
Skillsoft Corp. (a)(b)	21,403	82,188
Spire Global, Inc. (a)(b)	37,246	55,869
TransUnion Holding Co., Inc.	58,417	4,628,379
TriNet Group, Inc. (a)	11,549	952,793
TrueBlue, Inc. (a)	10,238	221,550
Upwork, Inc. (a)	36,650	680,224
Verisk Analytics, Inc.	48,076	9,146,459
Willdan Group, Inc. (a)(b)	3,139	85,412
		73,641,659
Road & Rail - 0.9%
AMERCO	2,981	1,601,035
ArcBest Corp.	7,388	654,577
Avis Budget Group, Inc. (a)	10,397	1,892,566
Bird Global, Inc. Class A (a)(b)	44,381	23,877
Covenant Transport Group, Inc. Class A	2,670	89,365
CSX Corp.	662,005	21,402,622
Daseke, Inc. (a)	17,198	144,119
Heartland Express, Inc.	13,676	217,175
J.B. Hunt Transport Services, Inc.	25,624	4,696,110
Knight-Swift Transportation Holdings, Inc. Class A	49,592	2,725,080
Landstar System, Inc.	11,381	1,782,037
Marten Transport Ltd.	18,241	393,276
Norfolk Southern Corp.	72,560	18,224,895
Old Dominion Freight Lines, Inc.	28,026	8,506,171
P.A.M. Transportation Services, Inc.	2,697	96,499
Ryder System, Inc.	15,482	1,212,550
Saia, Inc. (a)	7,977	1,897,329
Schneider National, Inc. Class B	10,003	253,376
TuSimple Holdings, Inc. (a)	10,608	105,656
U.S. Xpress Enterprises, Inc. (a)	5,641	19,800
Union Pacific Corp.	191,162	43,451,123
Werner Enterprises, Inc.	18,175	798,973
XPO Logistics, Inc. (a)	30,006	1,792,558
Yellow Corp. (a)	12,048	58,071
		112,038,840
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	31,632	1,173,864
Applied Industrial Technologies, Inc.	11,474	1,154,170
Beacon Roofing Supply, Inc. (a)	16,462	988,049
BlueLinx Corp. (a)	2,775	222,000
Boise Cascade Co.	12,158	859,692
Core & Main, Inc. (b)	17,068	412,022
Custom Truck One Source, Inc. Class A (a)	15,297	94,688
DXP Enterprises, Inc. (a)	5,268	179,112
Fastenal Co.	175,101	8,993,187
GATX Corp.	10,747	1,077,387
Global Industrial Co.	4,930	176,248
GMS, Inc. (a)	13,274	704,451
H&E Equipment Services, Inc.	9,947	355,605
Herc Holdings, Inc.	7,672	951,481
Hudson Technologies, Inc. (a)	11,729	104,505
McGrath RentCorp.	7,110	599,800
MRC Global, Inc. (a)	20,236	235,142
MSC Industrial Direct Co., Inc. Class A	14,760	1,220,062
NOW, Inc. (a)	32,056	354,539
Rush Enterprises, Inc. Class A	12,709	612,447
SiteOne Landscape Supply, Inc. (a)	13,657	1,902,830
Textainer Group Holdings Ltd.	12,899	438,179
Titan Machinery, Inc. (a)	5,672	159,553
Transcat, Inc. (a)	2,144	133,614
Triton International Ltd.	19,583	1,254,879
United Rentals, Inc. (a)	21,808	7,036,787
Univar Solutions, Inc. (a)	51,537	1,393,560
Veritiv Corp. (a)	4,270	529,565
W.W. Grainger, Inc.	13,051	7,093,610
Watsco, Inc.	10,044	2,751,554
WESCO International, Inc. (a)	13,513	1,727,502
		44,890,084
TOTAL INDUSTRIALS		1,096,380,640
INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.8%
Adtran Holdings, Inc.	15,081	363,301
Applied Optoelectronics, Inc. (a)(b)	3,994	6,870
Arista Networks, Inc. (a)	68,781	8,021,928
Aviat Networks, Inc. (a)	3,371	99,040
CalAmp Corp. (a)(b)	15,129	71,258
Calix, Inc. (a)	17,201	981,145
Cambium Networks Corp. (a)	3,883	73,195
Casa Systems, Inc. (a)(b)	7,990	35,316
Ciena Corp. (a)	46,513	2,400,071
Cisco Systems, Inc.	1,264,921	57,389,466
Clearfield, Inc. (a)	3,321	327,285
CommScope Holding Co., Inc. (a)	60,538	546,658
Comtech Telecommunications Corp.	7,652	88,916
Digi International, Inc. (a)	9,950	283,476
DZS, Inc. (a)	5,113	95,818
EMCORE Corp. (a)	11,236	35,955
Extreme Networks, Inc. (a)	41,070	537,196
F5, Inc. (a)	18,487	3,093,984
Harmonic, Inc. (a)(b)	29,651	323,789
Infinera Corp. (a)(b)	69,533	455,441
Inseego Corp. (a)	23,098	51,509
Juniper Networks, Inc.	100,866	2,827,274
Lantronix, Inc. (a)(b)	7,890	56,887
Lumentum Holdings, Inc. (a)	20,989	1,898,665
Motorola Solutions, Inc.	50,895	12,143,038
NETGEAR, Inc. (a)	8,434	217,429
NetScout Systems, Inc. (a)	21,913	779,665
Ondas Holdings, Inc. (a)(b)	10,368	47,485
Plantronics, Inc. (a)	13,280	528,411
Ribbon Communications, Inc. (a)	34,254	116,121
ViaSat, Inc. (a)(b)	22,351	736,018
Viavi Solutions, Inc. (a)	67,872	1,004,506
		95,637,116
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	5,190	116,775
Advanced Energy Industries, Inc.	11,644	1,042,022
Aeva Technologies, Inc. (a)	30,397	107,301
AEye, Inc. Class A (a)(b)	31,705	71,019
Akoustis Technologies, Inc. (a)(b)	15,033	64,341
Alpine 4 Holdings, Inc. (a)	62,924	43,071
Amphenol Corp. Class A	181,902	14,030,101
Arlo Technologies, Inc. (a)	26,626	187,181
Arrow Electronics, Inc. (a)	19,988	2,561,862
Avnet, Inc.	29,632	1,418,484
Badger Meter, Inc.	8,887	854,841
Belden, Inc.	13,068	845,761
Benchmark Electronics, Inc.	9,922	253,805
CDW Corp.	41,283	7,494,103
Cognex Corp.	52,872	2,695,415
Corning, Inc.	231,078	8,494,427
CTS Corp.	9,548	388,413
Daktronics, Inc. (a)	11,941	45,137
ePlus, Inc. (a)	8,121	451,284
Evolv Technologies Holdings, Inc. (a)	17,316	46,580
Fabrinet (a)	10,942	1,051,089
FARO Technologies, Inc. (a)	5,897	191,770
Focus Universal, Inc. (a)(b)	5,494	76,531
Identiv, Inc. (a)	7,268	98,409
II-VI, Inc. (a)	33,250	1,750,280
Insight Enterprises, Inc. (a)	10,456	976,695
IPG Photonics Corp. (a)	10,657	1,135,823
Itron, Inc. (a)	13,584	793,306
Jabil, Inc.	43,051	2,554,646
Keysight Technologies, Inc. (a)	55,346	8,999,260
Kimball Electronics, Inc. (a)	7,217	158,774
Knowles Corp. (a)	28,133	555,627
Lightwave Logic, Inc. (a)(b)	30,203	322,266
Littelfuse, Inc.	7,490	2,088,736
Methode Electronics, Inc. Class A	10,979	452,774
MicroVision, Inc. (a)(b)	49,638	255,636
Mirion Technologies, Inc. Class A (a)(b)	32,293	219,592
Napco Security Technologies, Inc.	8,170	209,642
National Instruments Corp.	39,750	1,510,500
nLIGHT, Inc. (a)	13,783	168,980
Novanta, Inc. (a)	10,872	1,676,462
OSI Systems, Inc. (a)	4,790	463,049
Ouster, Inc. (a)(b)	23,584	41,508
Par Technology Corp. (a)(b)	7,330	305,075
PC Connection, Inc.	3,190	151,302
Plexus Corp. (a)	8,219	772,175
Rogers Corp. (a)	5,699	1,534,456
Sanmina Corp. (a)	18,530	853,307
ScanSource, Inc. (a)	7,434	237,516
Smartrent, Inc. (a)(b)	27,962	158,265
TD SYNNEX Corp.	12,474	1,252,639
TE Connectivity Ltd.	98,012	13,107,145
Teledyne Technologies, Inc. (a)	14,273	5,586,452
Trimble, Inc. (a)	76,116	5,284,734
TTM Technologies, Inc. (a)	32,556	440,483
Velodyne Lidar, Inc. (a)(b)	54,463	57,186
Vishay Intertechnology, Inc.	39,862	823,549
Vishay Precision Group, Inc. (a)	3,850	120,043
Vontier Corp.	48,869	1,260,820
Zebra Technologies Corp. Class A (a)	15,951	5,705,513
		104,613,938
IT Services - 4.4%
Accenture PLC Class A	192,886	59,073,266
Affirm Holdings, Inc. (a)(b)	50,413	1,353,085
Akamai Technologies, Inc. (a)	49,053	4,719,880
Amdocs Ltd.	38,050	3,312,633
Automatic Data Processing, Inc.	127,195	30,669,258
BigCommerce Holdings, Inc. (a)	17,459	273,233
Block, Inc. Class A (a)	152,974	11,635,202
Bread Financial Holdings, Inc.	14,781	585,475
Brightcove, Inc. (a)	13,739	81,747
Broadridge Financial Solutions, Inc.	35,793	5,746,566
Cantaloupe, Inc. (a)	18,248	110,765
Cass Information Systems, Inc.	3,379	123,198
Cloudflare, Inc. (a)	85,316	4,293,101
Cognizant Technology Solutions Corp. Class A	159,005	10,805,980
Concentrix Corp.	13,200	1,765,632
Conduent, Inc. (a)	46,689	217,571
CSG Systems International, Inc.	9,584	625,356
Cyxtera Technologies, Inc. Class A (a)	11,035	134,517
Digitalocean Holdings, Inc. (a)(b)	5,230	214,325
DXC Technology Co. (a)	74,026	2,339,222
Edgio, Inc. (a)(b)	39,885	100,909
EPAM Systems, Inc. (a)	17,423	6,084,983
Euronet Worldwide, Inc. (a)	15,408	1,514,144
EVERTEC, Inc.	17,496	682,169
EVO Payments, Inc. Class A (a)	13,595	371,687
Exela Technologies, Inc. (a)(b)	5,848	8,304
ExlService Holdings, Inc. (a)	10,086	1,698,180
Fastly, Inc. Class A (a)(b)	36,101	410,468
Fidelity National Information Services, Inc.	186,094	19,011,363
Fiserv, Inc. (a)	177,097	18,715,611
FleetCor Technologies, Inc. (a)	23,457	5,162,651
Gartner, Inc. (a)	24,615	6,534,790
Genpact Ltd.	52,139	2,506,843
Global Payments, Inc.	85,884	10,505,331
GoDaddy, Inc. (a)	49,130	3,644,463
GreenBox POS (a)(b)	6,840	5,635
Grid Dynamics Holdings, Inc. (a)	14,577	275,068
Hackett Group, Inc.	7,594	159,246
i3 Verticals, Inc. Class A (a)(b)	6,939	188,255
IBM Corp.	273,912	35,824,950
Information Services Group, Inc. (b)	11,514	85,894
International Money Express, Inc. (a)	9,469	227,635
Jack Henry & Associates, Inc.	22,149	4,601,898
Kyndryl Holdings, Inc. (a)	53,374	558,826
Marqeta, Inc. Class A (a)(b)	111,182	1,066,235
MasterCard, Inc. Class A	261,424	92,489,197
Maximus, Inc.	18,632	1,245,549
MoneyGram International, Inc. (a)	27,715	281,584
MongoDB, Inc. Class A (a)	20,633	6,447,194
Okta, Inc. (a)	45,749	4,503,989
Paya Holdings, Inc. (a)	27,039	189,003
Paychex, Inc.	97,937	12,563,358
Paymentus Holdings, Inc. (a)(b)	4,048	58,898
Payoneer Global, Inc. (a)	59,549	317,992
PayPal Holdings, Inc. (a)	352,868	30,533,668
Perficient, Inc. (a)	10,715	1,130,647
Rackspace Technology, Inc. (a)(b)	19,323	130,237
Repay Holdings Corp. (a)	22,331	299,235
Sabre Corp. (a)	101,420	623,733
Sezzle, Inc. unit (a)(b)	24,080	13,932
Shift4 Payments, Inc. (a)(b)	16,544	602,698
Snowflake, Inc. (a)	73,636	11,038,773
SolarWinds, Inc. (b)	13,497	144,553
Squarespace, Inc. Class A (a)(b)	8,033	170,862
SS&C Technologies Holdings, Inc.	67,774	4,010,188
Switch, Inc. Class A	42,056	1,421,913
TaskUs, Inc. (a)	7,786	163,740
The Western Union Co. (b)	117,243	1,995,476
Toast, Inc.	74,401	1,188,928
Ttec Holdings, Inc.	5,775	422,557
Tucows, Inc. (a)	3,265	151,072
Twilio, Inc. Class A (a)	52,195	4,426,136
Unisys Corp. (a)	19,647	269,557
VeriSign, Inc. (a)	28,897	5,466,157
Verra Mobility Corp. (a)	39,076	644,363
Visa, Inc. Class A	500,979	106,262,656
WEX, Inc. (a)	13,873	2,305,831
		549,539,226
Semiconductors & Semiconductor Equipment - 5.1%
ACM Research, Inc. (b)	10,746	181,392
Advanced Micro Devices, Inc. (a)	493,628	46,633,037
AEHR Test Systems (a)	10,308	117,614
Allegro MicroSystems LLC (a)	16,235	403,115
Alpha & Omega Semiconductor Ltd. (a)(b)	6,146	258,193
Ambarella, Inc. (a)	11,698	1,012,462
Amkor Technology, Inc.	29,765	600,360
Analog Devices, Inc.	159,208	27,377,408
Applied Materials, Inc.	269,341	28,544,759
Atomera, Inc. (a)(b)	6,032	70,454
Axcelis Technologies, Inc. (a)	9,781	687,898
AXT, Inc. (a)	12,288	107,766
Broadcom, Inc.	124,284	66,551,596
CEVA, Inc. (a)	6,795	252,978
Cirrus Logic, Inc. (a)	17,645	1,507,942
Cohu, Inc. (a)	16,016	457,737
CyberOptics Corp. (a)	2,764	112,412
Diodes, Inc. (a)	13,938	1,134,135
Enphase Energy, Inc. (a)	41,154	11,695,144
Entegris, Inc.	41,426	4,552,717
Everspin Technologies, Inc. (a)	5,908	36,098
First Solar, Inc. (a)	30,338	3,008,619
FormFactor, Inc. (a)	23,734	843,981
Ichor Holdings Ltd. (a)	8,402	262,647
Impinj, Inc. (a)	5,649	480,278
indie Semiconductor, Inc. (a)(b)	18,389	132,401
Intel Corp.	1,244,859	45,200,830
KLA Corp.	45,515	17,456,823
Kopin Corp. (a)	25,310	44,799
Kulicke & Soffa Industries, Inc.	18,688	899,267
Lam Research Corp.	42,323	21,183,085
Lattice Semiconductor Corp. (a)	41,539	2,554,649
MACOM Technology Solutions Holdings, Inc. (a)	14,486	839,319
Marvell Technology, Inc.	258,728	14,405,975
MaxLinear, Inc. Class A (a)	21,556	871,078
Meta Materials, Inc. (a)(b)	73,225	65,903
Microchip Technology, Inc.	169,044	11,640,370
Micron Technology, Inc.	340,334	21,053,061
MKS Instruments, Inc.	16,792	1,984,814
Monolithic Power Systems, Inc.	13,399	6,226,783
Navitas Semiconductor Corp. (a)(b)	22,899	119,533
NeoPhotonics Corp. (a)	15,493	247,733
NVE Corp.	1,538	84,467
NVIDIA Corp.	762,569	138,505,407
NXP Semiconductors NV	79,941	14,699,551
onsemi (a)	132,100	8,821,638
Onto Innovation, Inc. (a)	15,019	1,250,332
PDF Solutions, Inc. (a)	8,521	229,897
Photronics, Inc. (a)	19,548	465,438
Pixelworks, Inc. (a)	11,824	27,313
Power Integrations, Inc.	18,042	1,533,750
Qorvo, Inc. (a)	32,851	3,418,804
Qualcomm, Inc.	340,950	49,458,207
Rambus, Inc. (a)	33,743	853,023
Rockley Photonics Holdings Ltd. (a)(b)	27,992	71,660
Semtech Corp. (a)	19,409	1,209,763
Silicon Laboratories, Inc. (a)	11,128	1,641,157
SiTime Corp. (a)	4,751	883,591
SkyWater Technology, Inc. (a)(b)	3,119	41,919
Skyworks Solutions, Inc.	49,288	5,366,477
SMART Global Holdings, Inc. (a)(b)	14,822	290,808
SolarEdge Technologies, Inc. (a)	16,901	6,086,557
SunPower Corp. (a)(b)	24,578	500,654
Synaptics, Inc. (a)	11,922	1,728,094
Teradyne, Inc.	48,599	4,903,153
Texas Instruments, Inc.	280,577	50,192,420
Ultra Clean Holdings, Inc. (a)	13,362	448,963
Universal Display Corp.	13,417	1,549,127
Veeco Instruments, Inc. (a)(b)	15,098	329,136
Wolfspeed, Inc. (a)(b)	37,388	3,114,420
		639,522,891
Software - 9.1%
8x8, Inc. (a)	32,679	159,800
A10 Networks, Inc.	18,006	268,469
ACI Worldwide, Inc. (a)	35,649	1,017,066
Adobe, Inc. (a)	143,901	59,016,678
Agilysys, Inc. (a)	5,655	273,137
Alarm.com Holdings, Inc. (a)	14,151	1,001,466
Altair Engineering, Inc. Class A (a)(b)	16,159	951,927
Alteryx, Inc. Class A (a)	19,169	928,355
American Software, Inc. Class A	9,792	175,081
Amplitude, Inc. (a)(b)	7,186	106,209
ANSYS, Inc. (a)	26,438	7,375,938
AppFolio, Inc. (a)	6,385	650,057
Appian Corp. Class A (a)(b)	12,083	586,388
Asana, Inc. (a)(b)	24,531	473,939
Aspen Technology, Inc. (a)	8,537	1,742,316
Autodesk, Inc. (a)	66,353	14,353,481
Avalara, Inc. (a)	26,730	2,336,737
Avaya Holdings Corp. (a)(b)	25,799	23,183
AvePoint, Inc. (a)(b)	27,937	140,523
Benefitfocus, Inc. (a)(b)	8,004	67,794
Bentley Systems, Inc. Class B (b)	57,178	2,264,249
Bill.Com Holdings, Inc. (a)	28,174	3,805,744
Black Knight, Inc. (a)	47,461	3,117,238
Blackbaud, Inc. (a)	13,971	856,702
BlackLine, Inc. (a)	16,183	1,023,089
Box, Inc. Class A (a)(b)	44,831	1,274,994
BTRS Holdings, Inc. (a)	23,957	154,523
C3.Ai, Inc. (a)(b)	22,748	418,791
Cadence Design Systems, Inc. (a)	84,018	15,634,069
Cerence, Inc. (a)	11,904	335,336
Ceridian HCM Holding, Inc. (a)	42,188	2,310,637
ChannelAdvisor Corp. (a)	8,569	126,307
Cipher Mining, Inc. (a)	13,245	22,781
Citrix Systems, Inc.	37,863	3,839,687
Cleanspark, Inc. (a)(b)	12,405	49,496
Clear Secure, Inc.	4,022	101,837
Clearwater Analytics Holdings, Inc. (b)	10,249	130,982
CommVault Systems, Inc. (a)	13,790	773,481
Confluent, Inc. (a)(b)	35,829	911,848
Consensus Cloud Solutions, Inc. (a)	4,560	246,377
CoreCard Corp. (a)	1,650	39,303
Couchbase, Inc. (b)	2,642	40,238
Coupa Software, Inc. (a)	22,688	1,484,249
Crowdstrike Holdings, Inc. (a)	64,887	11,913,253
CS Disco, Inc. (b)	3,718	91,240
Datadog, Inc. Class A (a)	78,668	8,024,923
Digimarc Corp. (a)(b)	4,248	65,037
Digital Turbine, Inc. (a)	25,927	520,355
DocuSign, Inc. (a)(b)	60,717	3,884,674
Dolby Laboratories, Inc. Class A	19,808	1,533,139
Domo, Inc. Class B (a)	10,352	289,960
Dropbox, Inc. Class A (a)	81,858	1,861,451
Duck Creek Technologies, Inc. (a)(b)	23,078	318,476
Dynatrace, Inc. (a)	60,742	2,285,721
E2open Parent Holdings, Inc. (a)(b)	53,441	360,727
Ebix, Inc. (b)	6,741	159,492
eGain Communications Corp. (a)	8,330	73,804
Elastic NV (a)	22,088	1,764,610
Embark Technology, Inc. (a)	59,680	27,214
Enfusion, Inc. Class A	6,945	79,868
Envestnet, Inc. (a)	16,547	964,194
Everbridge, Inc. (a)	11,813	296,979
Fair Isaac Corp. (a)	7,857	3,630,170
Five9, Inc. (a)	21,229	2,295,279
ForgeRock, Inc.	9,598	194,551
Fortinet, Inc. (a)	202,582	12,084,016
Freshworks, Inc. (b)	32,837	430,493
GitLab, Inc. (b)	11,188	642,191
Guidewire Software, Inc. (a)	25,698	1,997,249
HubSpot, Inc. (a)	13,791	4,247,628
Intapp, Inc.	3,358	50,941
InterDigital, Inc.	9,010	553,124
Intuit, Inc.	86,175	39,310,450
IronNet, Inc. Class A (a)(b)	14,652	32,527
Jamf Holding Corp. (a)(b)	15,892	388,400
KnowBe4, Inc. (a)	23,399	334,372
Latch, Inc. (a)(b)	29,296	35,155
Life360, Inc. unit (a)(d)	55,941	179,955
LivePerson, Inc. (a)	22,811	311,142
Liveramp Holdings, Inc. (a)	20,925	556,814
Mandiant, Inc. (a)	72,885	1,660,320
Manhattan Associates, Inc. (a)	19,395	2,728,295
Marathon Digital Holdings, Inc. (a)(b)	30,548	396,819
Matterport, Inc. (a)(b)	67,982	288,924
MeridianLink, Inc.	4,280	72,974
Microsoft Corp.	2,277,125	639,280,073
MicroStrategy, Inc. Class A (a)(b)	2,759	789,240
Mitek Systems, Inc. (a)	14,079	153,180
Model N, Inc. (a)	9,857	247,608
Momentive Global, Inc. (a)	38,832	335,897
N-able, Inc. (a)	20,641	202,695
nCino, Inc. (a)(b)	18,371	593,200
NCR Corp. (a)	41,708	1,353,425
New Relic, Inc. (a)	17,766	1,077,863
Nextnav, Inc. (a)(b)	6,532	18,028
NortonLifeLock, Inc.	176,866	4,338,523
Nutanix, Inc. Class A (a)	67,743	1,024,952
Olo, Inc. (a)(b)	28,753	307,945
ON24, Inc. (a)	2,190	21,046
Onespan, Inc. (a)	10,562	116,921
Oracle Corp.	479,127	37,295,246
Pagerduty, Inc. (a)	24,185	627,117
Palantir Technologies, Inc. (a)(b)	496,327	5,136,984
Palo Alto Networks, Inc. (a)	30,024	14,984,978
Paycom Software, Inc. (a)	14,648	4,841,018
Paycor HCM, Inc. (b)	9,051	241,571
Paylocity Holding Corp. (a)	12,153	2,502,667
Pegasystems, Inc.	13,001	521,990
Ping Identity Holding Corp. (a)(b)	17,507	300,245
Progress Software Corp.	13,422	630,297
PROS Holdings, Inc. (a)	12,138	295,803
PTC, Inc. (a)	32,191	3,971,726
Q2 Holdings, Inc. (a)	17,398	763,772
Qualtrics International, Inc. (a)	32,586	415,472
Qualys, Inc. (a)	10,148	1,241,303
Rapid7, Inc. (a)	18,227	1,165,981
Rekor Systems, Inc. (a)(b)	12,903	23,354
Rimini Street, Inc. (a)	14,699	103,187
RingCentral, Inc. (a)	26,118	1,292,580
Riot Blockchain, Inc. (a)(b)	29,965	219,344
Roper Technologies, Inc.	32,206	14,063,394
SailPoint Technologies Holding, Inc. (a)	28,688	1,829,434
Salesforce.com, Inc. (a)	302,634	55,690,709
SecureWorks Corp. (a)	3,430	34,060
Semrush Holdings, Inc. (a)(b)	8,667	105,391
SentinelOne, Inc. (b)	56,657	1,407,926
ServiceNow, Inc. (a)	61,129	27,303,879
ShotSpotter, Inc. (a)	2,852	95,799
Smartsheet, Inc. (a)	38,559	1,159,084
Smith Micro Software, Inc. (a)(b)	11,814	31,780
Splunk, Inc. (a)	48,832	5,074,133
Sprinklr, Inc. (a)(b)	15,231	172,720
Sprout Social, Inc. (a)	14,078	733,464
SPS Commerce, Inc. (a)	10,866	1,301,312
Sumo Logic, Inc. (a)	27,577	186,696
Synopsys, Inc. (a)	46,573	17,115,578
Telos Corp. (a)	15,883	126,111
Tenable Holdings, Inc. (a)	28,499	1,101,486
Teradata Corp. (a)(b)	31,939	1,222,944
The Trade Desk, Inc. (a)	135,126	6,080,670
Tyler Technologies, Inc. (a)	12,714	5,072,886
UiPath, Inc. Class A (a)	84,580	1,550,351
Unity Software, Inc. (a)(b)	50,732	1,896,869
Upland Software, Inc. (a)	7,309	82,738
Varonis Systems, Inc. (a)	32,747	832,756
Verint Systems, Inc. (a)	19,371	884,674
Veritone, Inc. (a)(b)	10,561	74,244
Vertex, Inc. Class A (a)	6,693	75,296
Viant Technology, Inc. (a)	2,859	14,209
VMware, Inc. Class A	61,423	7,137,353
Vobile Group Ltd. (a)	335,000	171,130
Workday, Inc. Class A (a)	60,711	9,416,276
Workiva, Inc. (a)	14,901	976,016
Xperi Holding Corp.	31,016	519,828
Yext, Inc. (a)	36,994	162,034
Zendesk, Inc. (a)	37,353	2,817,163
Zoom Video Communications, Inc. Class A (a)	69,501	7,218,374
Zscaler, Inc. (a)	24,432	3,788,426
Zuora, Inc. (a)	36,092	307,143
		1,141,816,975
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)	40,041	458,069
Apple, Inc.	4,681,580	760,803,542
Avid Technology, Inc. (a)	10,463	293,592
Corsair Gaming, Inc. (a)(b)	10,422	146,950
Dell Technologies, Inc.	84,161	3,792,295
Diebold Nixdorf, Inc. (a)	23,631	76,328
Eastman Kodak Co. (a)(b)	21,668	119,391
Hewlett Packard Enterprise Co.	396,430	5,645,163
HP, Inc.	320,213	10,691,912
Immersion Corp. (a)	9,873	55,782
IonQ, Inc. (a)(b)	33,703	181,996
NetApp, Inc.	68,183	4,863,493
Pure Storage, Inc. Class A (a)	85,191	2,415,165
Quantum Corp. (a)	20,203	37,376
Seagate Technology Holdings PLC	59,903	4,791,042
Super Micro Computer, Inc. (a)	13,809	745,824
Turtle Beach Corp. (a)(b)	4,485	58,305
Western Digital Corp. (a)	95,996	4,713,404
Xerox Holdings Corp.	36,558	626,239
		800,515,868
TOTAL INFORMATION TECHNOLOGY		3,331,646,014
MATERIALS - 2.8%
Chemicals - 1.8%
AdvanSix, Inc.	8,645	339,662
Air Products & Chemicals, Inc.	67,629	16,787,547
Albemarle Corp.	35,603	8,698,169
American Vanguard Corp.	9,142	214,014
Amyris, Inc. (a)(b)	58,088	103,397
Ashland Global Holdings, Inc.	15,441	1,551,357
Aspen Aerogels, Inc. (a)(b)	7,161	93,666
Avient Corp.	28,010	1,208,632
Axalta Coating Systems Ltd. (a)	63,690	1,606,262
Balchem Corp.	9,839	1,335,743
Cabot Corp.	17,059	1,266,801
Celanese Corp. Class A	33,450	3,930,710
CF Industries Holdings, Inc.	63,618	6,074,883
Chase Corp.	2,084	189,477
Corteva, Inc.	220,648	12,698,292
Danimer Scientific, Inc. (a)(b)	25,957	119,921
Dow, Inc.	222,156	11,820,921
DuPont de Nemours, Inc.	155,813	9,540,430
Eastman Chemical Co.	39,335	3,773,407
Ecolab, Inc.	75,578	12,483,218
Ecovyst, Inc.	16,383	167,598
Element Solutions, Inc.	65,172	1,287,799
Flotek Industries, Inc. (a)	27,211	30,204
FMC Corp.	38,326	4,258,019
FutureFuel Corp.	8,155	58,634
GCP Applied Technologies, Inc. (a)	16,519	520,349
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	292,885	837,651
H.B. Fuller Co.	16,019	1,028,420
Hawkins, Inc.	5,511	219,062
Huntsman Corp.	60,389	1,748,865
Ingevity Corp. (a)	11,677	783,527
Innospec, Inc.	7,478	762,756
International Flavors & Fragrances, Inc.	77,491	9,612,759
Intrepid Potash, Inc. (a)	3,029	138,122
Koppers Holdings, Inc.	6,240	146,890
Kronos Worldwide, Inc.	5,674	99,692
Linde PLC	153,304	46,297,808
Livent Corp. (a)(b)	48,693	1,211,969
Loop Industries, Inc. (a)(b)	8,106	47,420
LSB Industries, Inc.	8,956	123,682
LyondellBasell Industries NV Class A	79,125	7,051,620
Mativ, Inc.	9,084	198,485
Minerals Technologies, Inc.	9,827	656,542
NewMarket Corp.	2,080	646,464
Olin Corp.	42,125	2,201,874
Origin Materials, Inc. Class A (a)(b)	36,016	211,774
Orion Engineered Carbons SA	17,727	306,500
Perimeter Solutions SA (a)(b)	50,517	583,471
PPG Industries, Inc.	71,768	9,278,885
PureCycle Technologies, Inc. (a)(b)	32,051	242,947
Quaker Houghton	4,132	670,252
Rayonier Advanced Materials, Inc. (a)	19,903	70,457
RPM International, Inc.	39,284	3,551,274
Sensient Technologies Corp.	12,836	1,103,639
Sherwin-Williams Co.	72,878	17,632,103
Stepan Co.	6,356	713,207
The Chemours Co. LLC	47,856	1,703,195
The Mosaic Co.	110,494	5,818,614
The Scotts Miracle-Gro Co. Class A (b)	12,360	1,099,422
Tredegar Corp.	6,860	71,893
Trinseo PLC	11,617	415,540
Tronox Holdings PLC	34,723	542,026
Valvoline, Inc.	53,953	1,738,366
Westlake Corp.	10,022	975,541
		220,701,826
Construction Materials - 0.1%
Eagle Materials, Inc.	12,099	1,529,919
Martin Marietta Materials, Inc.	18,995	6,687,760
Summit Materials, Inc. (a)	36,636	1,007,856
Vulcan Materials Co.	40,507	6,697,022
		15,922,557
Containers & Packaging - 0.4%
Amcor PLC	457,369	5,922,929
Aptargroup, Inc.	19,790	2,132,570
Ardagh Metal Packaging SA (b)	46,867	316,821
Avery Dennison Corp.	25,005	4,762,452
Ball Corp.	97,751	7,176,878
Berry Global Group, Inc. (a)	39,622	2,284,208
Crown Holdings, Inc.	37,307	3,793,376
Graphic Packaging Holding Co.	87,071	1,937,330
Greif, Inc. Class A	7,811	551,613
International Paper Co.	112,838	4,826,081
Myers Industries, Inc.	10,843	263,810
O-I Glass, Inc. (a)	47,375	696,886
Packaging Corp. of America	28,519	4,010,057
Pactiv Evergreen, Inc.	11,892	121,536
Ranpak Holdings Corp. (A Shares) (a)	11,360	58,050
Sealed Air Corp.	44,258	2,705,049
Silgan Holdings, Inc.	25,282	1,125,049
Sonoco Products Co.	29,587	1,878,479
TriMas Corp.	12,788	378,525
WestRock Co.	77,479	3,282,010
		48,223,709
Metals & Mining - 0.5%
5E Advanced Materials, Inc. unit (a)	83,485	136,386
Alcoa Corp.	55,821	2,840,731
Alpha Metallurgical Resources (b)	5,377	735,359
Arconic Corp. (a)	31,561	953,458
ATI, Inc. (a)	38,307	953,461
Carpenter Technology Corp.	15,185	488,046
Century Aluminum Co. (a)(b)	14,815	116,890
Cleveland-Cliffs, Inc. (a)	145,158	2,570,748
Coeur d'Alene Mines Corp. (a)	91,652	294,203
Commercial Metals Co.	36,759	1,456,392
Compass Minerals International, Inc.	9,956	370,662
Coronado Global Resources, Inc. unit (d)	234,576	233,363
Freeport-McMoRan, Inc.	440,651	13,902,539
Gatos Silver, Inc. (a)	12,259	45,603
Gold Resource Corp.	28,207	49,644
Haynes International, Inc.	3,459	133,725
Hecla Mining Co.	162,442	735,862
Kaiser Aluminum Corp.	4,610	349,300
Materion Corp.	6,380	522,777
McEwen Mining, Inc. (a)	11,178	43,482
MP Materials Corp. (a)(b)	23,138	776,743
Newmont Corp.	242,235	10,968,401
Nucor Corp.	81,151	11,020,306
Olympic Steel, Inc.	2,816	83,720
Piedmont Lithium, Inc. (a)(b)	5,813	262,806
Reliance Steel & Aluminum Co.	18,852	3,586,593
Royal Gold, Inc.	19,949	2,090,057
Ryerson Holding Corp.	4,736	129,766
Schnitzer Steel Industries, Inc. Class A	7,654	272,176
Steel Dynamics, Inc.	54,463	4,241,578
SunCoke Energy, Inc.	23,366	172,908
TimkenSteel Corp. (a)	12,417	251,941
United States Steel Corp.	80,105	1,894,483
Warrior Metropolitan Coal, Inc.	16,090	513,754
Worthington Industries, Inc.	9,732	498,376
		63,696,239
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	4,967	177,322
Glatfelter Corp.	13,046	80,102
Louisiana-Pacific Corp.	24,938	1,586,805
Mercer International, Inc. (SBI)	11,640	185,774
Resolute Forest Products, Inc.	13,610	276,011
Sylvamo Corp.	10,462	410,529
		2,716,543
TOTAL MATERIALS		351,260,874
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust (SBI)	30,677	525,497
Agree Realty Corp.	22,826	1,816,721
Alexander & Baldwin, Inc.	22,323	444,451
Alexanders, Inc.	649	158,038
Alexandria Real Estate Equities, Inc.	45,118	7,479,662
American Assets Trust, Inc. (b)	15,931	481,594
American Campus Communities, Inc.	42,249	2,759,705
American Homes 4 Rent Class A	89,930	3,406,548
American Tower Corp.	141,538	38,332,737
Americold Realty Trust	81,853	2,680,686
Apartment Income (REIT) Corp.	47,903	2,171,922
Apartment Investment & Management Co. Class A (b)	49,316	410,309
Apple Hospitality (REIT), Inc.	63,196	1,054,109
Armada Hoffler Properties, Inc.	24,117	341,979
Ashford Hospitality Trust, Inc. (a)	11,762	102,565
AvalonBay Communities, Inc.	42,532	9,099,296
Bluerock Residential Growth (REIT), Inc.	9,013	236,772
Boston Properties, Inc.	43,801	3,992,899
Braemar Hotels & Resorts, Inc.	20,281	105,258
Brandywine Realty Trust (SBI)	56,550	528,743
Brixmor Property Group, Inc.	92,767	2,150,339
Broadstone Net Lease, Inc.	52,695	1,194,596
Camden Property Trust (SBI)	32,612	4,601,553
CareTrust (REIT), Inc.	29,395	607,007
CatchMark Timber Trust, Inc.	14,638	164,531
CBL & Associates Properties, Inc.	7,779	239,515
Cedar Realty Trust, Inc.	3,826	111,184
Centerspace	4,592	394,407
Chatham Lodging Trust (a)	14,514	176,490
City Office REIT, Inc.	14,477	204,126
Community Healthcare Trust, Inc.	7,436	289,632
Corporate Office Properties Trust (SBI)	34,698	976,749
Cousins Properties, Inc.	45,092	1,391,088
Crown Castle International Corp.	131,915	23,831,764
CTO Realty Growth, Inc.	5,073	107,548
CubeSmart	68,496	3,141,912
DiamondRock Hospitality Co.	66,399	616,183
Digital Realty Trust, Inc.	86,944	11,515,733
Diversified Healthcare Trust (SBI)	69,446	120,142
Douglas Emmett, Inc.	55,103	1,302,635
Duke Realty Corp.	117,282	7,337,162
Easterly Government Properties, Inc.	28,107	569,729
EastGroup Properties, Inc.	12,706	2,166,881
Empire State Realty Trust, Inc.	40,677	346,975
EPR Properties	22,719	1,222,509
Equinix, Inc.	27,774	19,545,675
Equity Commonwealth (a)	34,480	967,164
Equity Lifestyle Properties, Inc.	52,615	3,868,255
Equity Residential (SBI)	104,053	8,156,715
Essential Properties Realty Trust, Inc.	41,029	989,619
Essex Property Trust, Inc.	19,936	5,712,262
Extra Space Storage, Inc.	40,983	7,767,098
Farmland Partners, Inc.	10,845	160,940
Federal Realty Investment Trust (SBI)	22,044	2,328,067
First Industrial Realty Trust, Inc.	40,327	2,094,988
Four Corners Property Trust, Inc.	25,467	744,400
Franklin Street Properties Corp.	29,114	110,342
Gaming & Leisure Properties	71,455	3,714,945
Getty Realty Corp.	12,632	370,623
Gladstone Commercial Corp.	11,356	237,908
Gladstone Land Corp.	9,108	246,918
Global Medical REIT, Inc.	18,627	226,877
Global Net Lease, Inc.	31,291	472,181
Healthcare Trust of America, Inc.	69,477	1,823,771
Healthpeak Properties, Inc.	165,853	4,582,518
Hersha Hospitality Trust (a)	11,210	112,997
Highwoods Properties, Inc. (SBI)	31,557	1,122,482
Host Hotels & Resorts, Inc.	216,270	3,851,769
Hudson Pacific Properties, Inc.	46,122	693,675
Independence Realty Trust, Inc.	66,267	1,471,127
Indus Realty Trust, Inc.	2,139	130,650
Industrial Logistics Properties Trust	19,849	199,085
InvenTrust Properties Corp.	19,834	568,641
Invitation Homes, Inc.	186,331	7,272,499
Iron Mountain, Inc.	88,173	4,275,509
iStar Financial, Inc.	26,078	435,763
JBG SMITH Properties	34,024	865,571
Kilroy Realty Corp.	32,314	1,750,773
Kimco Realty Corp.	188,237	4,161,920
Kite Realty Group Trust	67,857	1,349,676
Lamar Advertising Co. Class A	26,269	2,654,745
Life Storage, Inc.	25,750	3,241,668
LTC Properties, Inc.	11,926	499,699
LXP Industrial Trust (REIT)	86,485	948,740
Medical Properties Trust, Inc.	182,054	3,138,611
Mid-America Apartment Communities, Inc.	35,125	6,523,766
National Health Investors, Inc.	13,629	883,704
National Retail Properties, Inc.	53,427	2,543,659
National Storage Affiliates Trust	25,921	1,421,508
Necessity Retail (REIT), Inc./The	40,061	312,075
NETSTREIT Corp.	15,492	317,586
NexPoint Residential Trust, Inc.	6,805	452,805
Office Properties Income Trust	14,102	293,040
Omega Healthcare Investors, Inc.	72,293	2,241,083
One Liberty Properties, Inc.	4,766	132,257
Orion Office (REIT), Inc.	17,166	187,796
Outfront Media, Inc.	45,571	841,241
Paramount Group, Inc.	49,177	386,039
Park Hotels & Resorts, Inc.	71,915	1,121,155
Pebblebrook Hotel Trust	40,604	794,214
Phillips Edison & Co., Inc.	34,736	1,182,413
Physicians Realty Trust	68,081	1,209,799
Piedmont Office Realty Trust, Inc. Class A	37,590	517,238
Plymouth Industrial REIT, Inc.	13,371	257,525
Postal Realty Trust, Inc.	6,481	109,399
Potlatch Corp.	21,277	1,043,211
Prologis (REIT), Inc.	225,509	29,893,473
Public Storage	46,505	15,179,697
Rayonier, Inc.	45,180	1,705,545
Realty Income Corp.	183,260	13,559,407
Regency Centers Corp.	46,938	3,024,215
Retail Opportunity Investments Corp.	40,771	711,862
Rexford Industrial Realty, Inc.	50,155	3,280,639
RLJ Lodging Trust	50,654	632,668
RPT Realty	29,667	322,480
Ryman Hospitality Properties, Inc. (a)	16,607	1,470,384
Sabra Health Care REIT, Inc.	71,668	1,102,971
Safehold, Inc.	4,610	196,570
Saul Centers, Inc.	4,575	239,181
SBA Communications Corp. Class A	32,887	11,043,126
Service Properties Trust	50,728	331,761
Simon Property Group, Inc.	99,913	10,854,548
SITE Centers Corp.	55,332	808,401
SL Green Realty Corp.	20,353	1,010,526
Spirit Realty Capital, Inc.	41,565	1,842,992
Stag Industrial, Inc.	54,746	1,794,574
Store Capital Corp.	77,330	2,244,117
Summit Hotel Properties, Inc.	34,176	268,282
Sun Communities, Inc.	37,165	6,093,573
Sunstone Hotel Investors, Inc.	65,082	737,379
Tanger Factory Outlet Centers, Inc.	30,359	493,941
Terreno Realty Corp.	22,732	1,424,160
The Macerich Co.	62,889	667,252
UDR, Inc.	92,106	4,457,930
UMH Properties, Inc.	14,532	309,677
Uniti Group, Inc.	74,824	745,995
Universal Health Realty Income Trust (SBI)	3,938	212,258
Urban Edge Properties	32,669	536,752
Urstadt Biddle Properties, Inc. Class A	8,914	164,018
Ventas, Inc.	121,776	6,549,113
Veris Residential, Inc. (a)	23,818	332,261
VICI Properties, Inc.	293,720	10,042,287
Vornado Realty Trust	49,264	1,497,133
Washington REIT (SBI)	27,260	604,354
Welltower, Inc.	138,348	11,944,966
Weyerhaeuser Co.	227,364	8,257,860
Whitestone REIT Class B	14,298	160,567
WP Carey, Inc.	58,950	5,264,235
Xenia Hotels & Resorts, Inc. (a)	34,835	571,991
		429,133,381
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	38,656	383,854
CBRE Group, Inc. (a)	99,654	8,532,375
Cushman & Wakefield PLC (a)	44,505	747,684
Digitalbridge Group, Inc. (a)	183,145	1,003,635
Doma Holdings, Inc. Class A (a)(b)	55,446	41,141
Douglas Elliman, Inc.	21,205	127,230
eXp World Holdings, Inc. (b)	20,294	301,569
Forestar Group, Inc. (a)	5,366	74,265
Howard Hughes Corp. (a)	11,896	843,307
Jones Lang LaSalle, Inc. (a)	14,873	2,835,835
Kennedy-Wilson Holdings, Inc.	35,752	738,636
Marcus & Millichap, Inc.	7,224	295,606
Newmark Group, Inc.	48,244	549,982
Offerpad Solutions, Inc. (a)(b)	21,891	46,190
Opendoor Technologies, Inc. (a)(b)	121,996	599,000
RE/MAX Holdings, Inc.	5,071	128,499
Redfin Corp. (a)(b)	32,671	284,238
Seritage Growth Properties (a)(b)	10,667	128,217
The RMR Group, Inc.	4,293	124,111
The St. Joe Co.	10,258	431,041
WeWork, Inc. (a)(b)	62,310	297,219
Zillow Group, Inc.:
Class A (a)	14,394	503,790
Class C (a)(b)	46,764	1,631,128
		20,648,552
TOTAL REAL ESTATE		449,781,933
UTILITIES - 2.9%
Electric Utilities - 1.8%
Allete, Inc.	17,600	1,092,432
Alliant Energy Corp.	76,725	4,674,854
American Electric Power Co., Inc.	156,195	15,394,579
Avangrid, Inc. (b)	20,948	1,020,796
Constellation Energy Corp.	99,701	6,590,236
Duke Energy Corp.	234,198	25,745,386
Edison International	116,359	7,885,649
Entergy Corp.	61,860	7,121,942
Evergy, Inc.	70,020	4,779,565
Eversource Energy	104,841	9,249,073
Exelon Corp.	298,520	13,878,195
FirstEnergy Corp.	173,561	7,133,357
Hawaiian Electric Industries, Inc.	33,498	1,416,965
IDACORP, Inc.	15,366	1,716,690
MGE Energy, Inc.	10,753	875,079
NextEra Energy, Inc.	598,199	50,541,834
NRG Energy, Inc.	71,991	2,717,660
OGE Energy Corp.	61,390	2,521,901
Otter Tail Corp.	12,665	889,970
PG&E Corp. (a)	460,301	4,998,869
Pinnacle West Capital Corp.	34,895	2,563,736
PNM Resources, Inc.	26,256	1,267,377
Portland General Electric Co.	26,906	1,381,354
PPL Corp.	224,636	6,532,415
Southern Co.	323,050	24,839,315
Xcel Energy, Inc.	165,935	12,143,123
		218,972,352
Gas Utilities - 0.1%
Atmos Energy Corp.	42,364	5,142,566
Chesapeake Utilities Corp.	5,539	759,563
National Fuel Gas Co.	27,492	1,988,771
New Jersey Resources Corp.	29,310	1,353,829
Northwest Natural Holding Co.	10,512	564,179
ONE Gas, Inc.	16,715	1,419,772
South Jersey Industries, Inc.	37,186	1,274,736
Southwest Gas Corp.	20,207	1,757,201
Spire, Inc.	15,808	1,189,394
UGI Corp.	63,628	2,746,184
		18,196,195
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	8,156	281,627
Class C	27,014	1,014,106
Ormat Technologies, Inc. (b)	13,636	1,180,059
Sunnova Energy International, Inc. (a)(b)	29,572	769,463
The AES Corp.	205,789	4,572,632
Vistra Corp.	131,542	3,400,361
		11,218,248
Multi-Utilities - 0.8%
Ameren Corp.	78,651	7,323,981
Avista Corp.	22,423	947,596
Black Hills Corp.	19,985	1,542,842
CenterPoint Energy, Inc.	191,829	6,079,061
CMS Energy Corp.	88,364	6,073,258
Consolidated Edison, Inc.	107,787	10,700,015
Dominion Energy, Inc.	246,585	20,215,038
DTE Energy Co.	58,868	7,670,500
NiSource, Inc.	123,187	3,744,885
NorthWestern Energy Corp.	16,205	898,567
Public Service Enterprise Group, Inc.	152,177	9,993,464
Sempra Energy	95,606	15,851,475
Unitil Corp.	4,659	255,173
WEC Energy Group, Inc.	95,873	9,952,576
		101,248,431
Water Utilities - 0.1%
American States Water Co.	11,482	1,000,886
American Water Works Co., Inc.	55,488	8,625,055
California Water Service Group	16,219	974,438
Essential Utilities, Inc.	69,888	3,629,983
Middlesex Water Co.	5,237	498,091
SJW Corp.	8,215	539,397
York Water Co.	3,869	166,328
		15,434,178
TOTAL UTILITIES		365,069,404
TOTAL COMMON STOCKS (Cost $10,630,211,830)		12,480,943,621

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $1,789,191)	1,800,000	1,775,236

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	16,103,620	16,106,840
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	188,887,989	188,906,878
TOTAL MONEY MARKET FUNDS (Cost $205,013,718)		205,013,718

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $10,837,014,739)	12,687,732,575
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(172,017,208)
NET ASSETS - 100.0%	12,515,715,367

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	33	Sep 2022	3,110,745	200,373	200,373
CME E-mini S&P 500 Index Contracts (United States)	154	Sep 2022	31,827,950	2,344,350	2,344,350
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Sep 2022	1,508,640	144,600	144,600

TOTAL FUTURES CONTRACTS					2,689,323
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,375,232 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,698,309.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	53,399,371	1,434,245,565	1,471,538,096	140,617	-	-	16,106,840	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	182,571,856	537,975,628	531,640,606	936,431	-	-	188,906,878	0.5%
Total	235,971,227	1,972,221,193	2,003,178,702	1,077,048	-	-	205,013,718

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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